UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1.     Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%
Argentina — 0.0%
Ternium ADR	23,969	$457

Australia — 2.0%
AGL Energy	47,298	683
Alumina	147,971	144
Amcor	35,122	393
APA Group	113,788	788
Aristocrat Leisure	155,504	1,613
Australian Stock Exchange	11,545	395
Bank of Queensland	7,178	57
BlueScope Steel	53,962	259
Brambles	179,103	1,666
Caltex Australia	189,229	4,546
Challenger	74,453	482
CIMIC Group ‡	16,152	433
Cochlear	18,748	1,703
Commonwealth Bank of Australia	55,444	3,090
CSL	165,045	13,863
CSR	263,582	721
Dexus Property Group ‡	30,670	207
Downer EDI	267,999	765
Fortescue Metals Group	229,826	610
GPT Group ‡	6,585	27
Insurance Australia Group	1,219,170	4,982
Macquarie Group	28,789	1,486
Newcrest Mining *	175,705	3,035
Northern Star Resources	302,396	1,121
OZ Minerals	295,659	1,260
Qantas Airways	1,652,590	3,491
Ramsay Health Care	11,020	593
REA Group	6,419	286
Rio Tinto	5,995	205
Scentre Group ‡	164,715	607
Seek	28,041	320
Sims Metal Management	104,947	619
South32	597,699	685
Star Entertainment Grp	154,008	623
Telstra	148,458	618
TPG Telecom	44,293	396
Transurban Group	151,827	1,363
Treasury Wine Estates	106,696	739
Vicinity Centres ‡	105,002	261
Vocus Communications	72,572	470
Westfield ‡	24,523	196

		55,801

Austria — 0.3%
ANDRITZ	84,234	3,967
Erste Group Bank	24,228	550
OMV (A)	90,699	2,549

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raiffeisen International Bank Holding	13,334	$167

		7,233

Belgium — 1.9%
Ageas	320,727	11,079
AGFA-Gevaert *	70,231	228
Anheuser-Busch InBev (A)	8,867	1,163
Barco	2,100	137
Bekaert	19,586	849
Colruyt	39,749	2,193
Delhaize Group	25,330	2,662
Groupe Bruxelles Lambert	89,520	7,327
KBC Group	292,774	14,353
Ontex Group	358,388	11,252
UCB	2,025	152
Umicore	3,701	191

		51,586

Brazil — 0.2%
Cia Energetica de Minas Gerais ADR (A)	237,782	526
Embraer	1,040,700	5,659
JBS	113,100	353
Raia Drogasil	9,100	180

		6,718

Canada — 2.8%
Agrium	87,791	7,938
Alacer Gold *	131,900	313
Alimentation Couche-Tard, Cl B	110,900	4,738
Bank of Montreal	13,400	845
Cameco	526,948	5,781
Canadian Imperial Bank of Commerce	61,100	4,565
Canadian Natural Resources (A)	249,716	7,699
Canadian Pacific Railway	67,055	8,636
Centerra Gold	59,400	352
CGI Group, Cl A *	20,100	854
Cogeco Communications	21,600	1,128
Constellation Software	16,700	6,430
Enerflex	21,000	173
Entertainment One	106,941	247
Gildan Activewear	396,000	11,538
Home Capital Group, Cl B (A)	119,900	2,956
Linamar	21,100	748
Lucara Diamond	63,300	170
Magna International, Cl A	97,200	3,394
Peyto Exploration & Development	62,900	1,680
Rogers Sugar (A)	30,600	139
Royal Bank of Canada (A)	78,600	4,620
Suncor Energy	61,291	1,691
Toronto-Dominion Bank	11,100	474
Yamana Gold	132,200	684

		77,793

SEI Institutional International Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China — 1.2%
Alibaba Group Holding ADR *(A)	51,100	$4,064
Baidu ADR *	78,900	13,030
Ctrip.com International ADR *(A)	168,500	6,942
Tencent Holdings	416,900	9,563

		33,599

Denmark — 2.3%
Chr Hansen Holding	103,578	6,806
Coloplast, Cl B	101,405	7,582
DSV	10,601	447
Genmab *(A)	5,046	927
H Lundbeck	16,273	611
ISS	287,132	10,798
Jyske Bank	43,682	1,661
Novo Nordisk ADR	179,545	9,656
Novozymes, Cl B	154,242	7,410
Pandora	64,395	8,792
Scandinavian Tobacco Group (B)	282,956	4,627
Vestas Wind Systems	63,967	4,355
William Demant Holding *(A)	19,665	382

		64,054

Finland — 0.6%
Elisa, Cl A	22,619	866
Fortum	10,111	162
Neste (A)	185,231	6,625
Orion, Cl B	61,183	2,369
Sampo, Cl A (A)	33,151	1,351
Stora Enso, Cl R	420,845	3,375
UPM-Kymmene	168,774	3,083

		17,831

France — 8.7%
ABC arbitrage (A)	16,852	117
Aeroports de Paris	991	109
Air Liquide (A)	29,500	3,089
Airbus Group (A)	1,856	107
Arkema	50,544	3,891
Atos	29,616	2,460
AXA	6,209	123
BNP Paribas (A)	269,379	11,951
Boiron	1,900	149
Bureau Veritas	5,924	125
Capgemini	6,565	572
Carrefour (A)	390,922	9,669
Christian Dior	13,623	2,195
Cie des Alpes	3,261	67
CNP Assurances (A)	19,539	289
Dassault Systemes	9,285	706
Elior Group (A)(B)	118,600	2,586
Engie	762,129	12,306
Essilor International	65,643	8,694

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euler Hermes Group	11,800	$990
Eurazeo	1,943	116
Eurofins Scientific	9,759	3,624
Gecina ‡	1,687	230
Hermes International	13,425	5,037
Ipsen (A)	30,854	1,902
IPSOS	21,769	620
Lagardere	7,350	161
Legrand	152,003	7,835
L’Oreal (A)	4,919	947
LVMH Moet Hennessy Louis Vuitton	37,645	5,707
Nexans (A)	9,391	395
Nexity	8,116	413
Nokia	2,157,255	12,192
Orange (A)	755,873	12,356
Pernod Ricard (A)	39,450	4,396
Peugeot *(A)	171,994	2,073
Publicis Groupe (A)	151,688	10,230
Renault	6,311	482
Rexel (A)	323,209	4,073
Sanofi	307,088	25,577
Schneider Electric (A)	293,173	17,340
SCOR	24,509	732
Societe BIC	2,286	323
Sodexo	33,119	3,566
SPIE (A)	183,020	3,287
Suez	21,800	341
Technicolor	207,801	1,298
Technip	5,627	306
Teleperformance	4,248	362
Thales	109,096	9,106
Total	703,783	33,880
UBISOFT Entertainment *	6,237	229
Valeo	176,778	7,881
Veolia Environnement (A)	55,679	1,207
Vetoquinol	569	23
Vinci	13,158	934
Zodiac Aerospace	13,132	309

		239,685

Germany — 5.5%
Adidas	20,795	2,973
Allianz	53,592	7,672
BASF	6,600	505
Bayer	132,805	13,342
Brenntag	62,857	3,041
Continental	32,911	6,217
Deutsche Boerse	102,697	8,407
Deutsche EuroShop	6,956	319
Deutsche Lufthansa (A)	325,063	3,814
Deutsche Telekom	37,240	635
Deutsche Wohnen	46,576	1,585

2	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evonik Industries	108,889	$3,244
Fresenius	17,951	1,317
Fresenius Medical Care	8,278	719
GEA Group	53,800	2,538
Gerresheimer	20,399	1,569
Hannover Rueck	47,113	4,923
HeidelbergCement	11,308	852
Henkel	4,358	470
Hochtief	49,760	6,411
Infineon Technologies	10,501	152
Kloeckner (A)	76,510	844
Koenig & Bauer	7,283	369
Krones	9,931	1,049
LANXESS	1,132	50
Linde	83,484	11,667
Merck	51,484	5,237
Metro	5,673	174
Muenchener Rueckversicherungs	17,178	2,875
Nordex *	46,187	1,310
OSRAM Licht	39,001	2,018
ProSiebenSat.1 Media	34,797	1,525
QIAGEN *	21,530	468
Rheinmetall	3,952	234
SAP	457,330	34,198
SAP ADR (A)	83,500	6,264
Siemens	92,647	9,487
Software	7,695	262
STADA Arzneimittel	7,027	363
Symrise	18,451	1,260
TUI	156,224	1,765
Vonovia	10,926	399

		152,523

Hong Kong — 2.4%
AIA Group	2,744,493	16,671
Chaoda Modern Agriculture *	2,440,000	54
Cheung Kong Infrastructure Holdings	102,000	881
China Merchants Holdings International	1,401,338	3,749
China Mobile	1,268,740	14,629
CLP Holdings	86,500	883
CNOOC	9,184,000	11,509
Hang Seng Bank	22,200	381
Henderson Land Development	808,940	4,575
HK Electric Investments & HK Electric
Investments (A)(B)	399,500	373
HKT Trust & HKT	375,000	542
Hysan Development	33,000	147
IMAX China Holding *(A)(B)	1,123,558	5,518
Link REIT ‡	36,000	246
MTR	177,000	898
Power Assets Holdings	57,500	529
Samsonite International	1,136,100	3,159

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Techtronic Industries	160,000	$669

		65,413

India — 0.3%
HDFC Bank ADR	112,410	7,458
Tata Motors ADR	16,674	578
WNS Holdings ADR *	13,053	353

		8,389

Indonesia — 0.1%
Telekomunikasi Indonesia Persero	4,560,300	1,379

Ireland — 0.3%
CRH	35,337	1,021
Experian	387,393	7,379
Kerry Group, Cl A	1,719	152
Paddy Power Betfair	4,081	428

		8,980

Israel — 1.5%
Bank Hapoalim	168,673	852
Bank Leumi Le-Israel *	51,653	182
Bezeq Israeli Telecommunication	2,608,327	5,174
Check Point Software Technologies *(A)	99,400	7,920
Teva Pharmaceutical Industries ADR	518,352	26,037

		40,165

Italy — 1.3%
Atlantia	65,871	1,640
Azimut Holding *	187,685	3,054
Brembo	108,023	5,946
DiaSorin	7,443	456
Enel	155,054	688
EXOR	75,024	2,754
Fiat Chrysler Automobiles (A)	183,009	1,123
Intesa Sanpaolo	357,169	678
Leonardo-Finmeccanica *	58,552	593
Luxottica Group	18,314	889
Mediaset	325,039	1,134
Prysmian	48,864	1,070
Recordati	105,450	3,171
Salini Impregilo	116,063	329
Saras (A)	692,920	1,206
Tenaris (A)	782,162	11,292
Terna Rete Elettrica Nazionale	142,172	791

		36,814

Japan — 17.2%
ABC-Mart	1,800	121
Adastria	45,400	1,798
Aeon	9,400	147
Ajinomoto	16,300	385
Alfresa Holdings	27,600	577
Amada Holdings	47,800	485
Arcland Sakamoto	33,400	371

SEI Institutional International Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Asahi Glass	305,000	$1,654
ASKUL	124,845	4,620
Bandai Namco Holdings	7,700	199
Calsonic Kansei	95,000	723
Canon Marketing Japan	90,800	1,658
Casio Computer (A)	30,800	443
Central Japan Railway	22,600	4,027
Coca-Cola West	12,800	363
Dai Nippon Printing	761,000	8,486
Daiichi Sankyo	244,900	5,960
Daikin Industries	48,900	4,113
Daikyo	635,000	921
Daito Trust Construction	38,000	6,206
Daiwa House Industry	173,700	5,103
Dentsu	3,200	150
Don Quijote Holdings	79,596	2,959
East Japan Railway	175,900	16,313
Fuji Film Holdings	538,171	20,899
Fuji Heavy Industries	46,112	1,581
Fujitsu	312,000	1,146
Fujitsu General	55,000	1,223
Furukawa Electric	832,000	1,929
Geo Holdings	20,000	270
Hisamitsu Pharmaceutical	11,500	664
Hitachi	2,930,000	12,250
Hitachi Construction Machinery	12,400	180
Hitachi High-Technologies	4,500	123
Hoshizaki	7,500	734
Hoya	4,700	168
Idemitsu Kosan	7,300	158
Iida Group Holdings	120,400	2,458
Itochu	70,500	860
Japan Airlines	356,000	11,492
Japan Exchange Group	7,700	88
Japan Prime Realty Investment, Cl A ‡	79	341
Japan Real Estate Investment, Cl A ‡	73	452
Japan Retail Fund Investment, Cl A ‡	125	320
Japan Tobacco	546,644	22,037
JX Holdings	36,300	142
Kajima	18,000	125
Kakaku.com	22,400	444
Kaken Pharmaceutical	7,500	492
Kaneka	43,000	287
Kansai Paint	285,600	5,766
Kao	106,631	6,224
KDDI	648,400	19,835
Keihan Holdings	81,000	563
Keio	28,000	264
Keyence	22,600	15,438
Kikkoman	23,000	848
Koito Manufacturing	185,610	8,550
Komatsu	313,700	5,456

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Konami Holdings (A)	63,900	$2,442
Kose	4,700	398
Kyowa Hakko Kirin	36,000	616
Kyudenko (A)	19,000	565
Lawson	3,100	248
M3	7,400	258
Mabuchi Motor	181,300	7,638
Maeda Road Construction	36,000	615
Makita	15,500	1,032
Marui Group	35,200	473
Medipal Holdings	35,300	581
MEIJI Holdings	19,300	1,979
Miraca Holdings	76,500	3,318
Mitsubishi Chemical Holdings	146,200	668
Mitsui Chemicals	118,000	432
Mixi	64,900	2,668
Mizuho Financial Group	1,324,600	1,933
Mochida Pharmaceutical	3,300	267
MS&AD Insurance Group Holdings	436,800	11,269
Nabtesco	79,100	1,885
Nagoya Railroad	99,000	559
Nexon	12,100	179
NGK Insulators	3,000	60
Nichi-iko Pharmaceutical	18,800	384
Nidec	7,100	538
Nikon (A)	374,400	5,081
Nintendo	1,800	259
Nippo	28,000	478
Nippon Building Fund, Cl A ‡	77	477
Nippon Electric Glass	30,000	126
Nippon Paint Holdings	8,400	207
Nippon Telegraph & Telephone	106,300	5,000
Nippon Telegraph & Telephone ADR	254,494	11,982
Nisshin Seifun Group	33,600	541
Nitori Holdings	11,800	1,433
Nomura Real Estate Master Fund ‡	80	127
NTT Data	50,400	2,384
NTT DOCOMO	509,494	13,823
Obayashi	98,300	1,047
Obic	5,900	325
Oenon Holdings	44,000	86
Oji Holdings	113,000	435
Ono Pharmaceutical	49,700	2,160
Otsuka Holdings	111,500	5,168
Panasonic	517,400	4,491
Park24	13,500	464
Pigeon	185,964	5,539
Rinnai	4,300	379
Rohm	147,300	5,793
Ryohin Keikaku	3,800	930
Saizeriya	28,900	516
Santen Pharmaceutical	303,900	4,780

4	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Secom	5,300	$392
Sekisui House	495,500	8,676
Seven & I Holdings	180,200	7,559
Shimadzu	34,000	510
Shimamura	3,200	476
Shimano	6,200	945
Shionogi	47,000	2,572
Showa Shell Sekiyu (A)	30,300	282
SMC	22,700	5,566
Sohgo Security Services	9,000	445
Sony	30,000	886
Sumitomo Chemical	680,000	2,795
Sumitomo Dainippon Pharma	23,600	411
Sumitomo Mitsui Financial Group	528,900	15,225
Sumitomo Mitsui Trust Holdings	2,908,220	9,456
Sundrug	68,900	6,470
Suntory Beverage & Food	47,500	2,154
Suzuken	12,300	387
Sysmex	93,900	6,462
Taiheiyo Cement	189,000	447
Taisei	45,000	370
Taisho Pharmaceutical Holdings	1,400	148
Teijin	662,000	2,194
Temp Holdings	129,600	2,226
Terumo	17,000	726
THK	19,000	323
TIS	46,400	1,069
Tochigi Bank	65,000	225
Toho Gas	63,000	516
Tohoku Electric Power	7,600	96
Tokio Marine Holdings	352,200	11,675
Tokyo Electric Power Holdings *	437,100	1,848
Tokyo Electron	4,300	364
Tokyu	21,000	185
TonenGeneral Sekiyu	10,000	91
Toppan Printing	83,000	716
Topre	63,900	1,359
Toridoll.corp	24,900	670
TOTO (A)	19,700	786
Toyo Seikan Group Holdings	25,900	495
Toyota Motor	107,600	5,354
Toyota Motor ADR	111,433	11,142
Trend Micro	16,900	606
Tsuruha Holdings	89,152	10,811
Ube Industries	1,875,000	3,105
Wacoal Holdings	689,704	6,829
Warabeya Nichiyo	13,300	245
West Japan Railway	33,100	2,097
Yamada Denki	44,900	237
Yamaha	26,200	706
Yamazaki Baking	332,000	9,286

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zenkoku Hosho	13,100	$477

		475,718

Jordan — 0.1%
Hikma Pharmaceuticals (A)	43,645	1,440

Luxembourg — 0.1%
APERAM (A)	61,933	2,180

Malaysia — 0.0%
Tenaga Nasional	322,500	1,130

Malta — 0.0%
BGP Holdings *	198,683	–

Mexico — 0.3%
Cemex ADR *	373,804	2,306
Mexichem	240,361	502
Wal-Mart de Mexico	2,218,272	5,288

		8,096

Netherlands — 7.1%
AerCap Holdings *	79,900	2,684
Akzo Nobel (A)	353,360	22,218
ArcelorMittal	66,520	305
ASML Holding (A)	184,440	18,204
Heineken	13,999	1,292
Heineken Holding	40,772	3,325
ING Groep	1,345,105	13,778
James Hardie Industries	56,921	879
Koninklijke Ahold	634,890	14,088
Koninklijke DSM (A)	214,369	12,438
Koninklijke KPN (A)	227,753	827
Koninklijke Philips	185,606	4,632
NN Group	31,064	856
NXP Semiconductors *(A)	46,600	3,651
PostNL *	946,783	3,886
Randstad Holding (A)	1,969	79
Refresco Group (A)(B)	304,411	4,525
RELX	1,056,721	18,363
Royal Dutch Shell, Cl A	390,019	10,667
Royal Dutch Shell, Cl B	1,042,156	28,613
Royal Dutch Shell ADR, Cl B (A)	242,785	13,596
Unilever (A)	166,062	7,767
Wolters Kluwer	242,788	9,891

		196,564

New Zealand — 0.1%
Air New Zealand	193,571	290
Fisher & Paykel Healthcare	31,502	225
Meridian Energy	206,328	388
Ryman Healthcare	28,854	192
Spark New Zealand	135,057	342

		1,437

SEI Institutional International Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norway — 1.7%
Aker Solutions	803,083	$3,407
B2Holding *	1,336,856	1,933
DnB	15,957	190
DNO *	2,426,977	2,705
Gjensidige Forsikring	210,987	3,507
Grieg Seafood	897,454	5,810
Marine Harvest	264,695	4,422
Norsk Hydro	109,053	396
Norwegian Air Shuttle *(A)	105,121	3,639
Norwegian Finans Holding *	488,786	4,498
Orkla	77,405	684
Petroleum Geo-Services (A)	687,348	1,627
Statoil	203,671	3,490
Storebrand, Cl A *	252,399	951
Telenor	504,543	8,326
Veidekke (A)	197,868	2,362

		47,947

Poland — 0.0%
Emperia Holding *	4,811	67
Polski Koncern Naftowy Orlen (A)	13,890	243

		310

Portugal — 0.5%
Galp Energia, Cl B	849,159	11,819
Jeronimo Martins	37,502	592

		12,411

Russia — 0.2%
Rosneft GDR	88,700	452
Yandex, Cl A *	262,550	5,737

		6,189

Singapore — 0.8%
City Developments	1,382,900	8,396
ComfortDelgro	334,800	687
DBS Group Holdings	328,000	3,859
Jardine Cycle & Carriage	20,800	567
Oversea-Chinese Banking	929,000	6,021
Singapore Airlines	224,100	1,780
Singapore Exchange	152,700	868
Singapore Press Holdings	50,100	148
Suntec Real Estate Investment Trust ‡	107,000	141

		22,467

South Africa — 0.3%
Investec (A)	601,325	3,703
Liberty Holdings	47,052	390
Sappi *	124,207	582
Sasol	22,667	616
Shoprite Holdings	257,923	2,919
SPAR Group	13,435	185

		8,395

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Korea — 3.2%
Cosmax (A)	78,477	$11,692
Korea Electric Power	9,971	524
KT&G	64,047	7,590
LG Display ADR	215,154	2,494
Modetour Network (A)	53,720	1,294
Samsung Electronics	20,469	25,448
Shinhan Financial Group	358,000	11,814
SK Hynix	7,965	226
SK Innovation	4,098	502
SK Telecom	74,994	14,037
SK Telecom ADR	572,886	11,985

		87,606

Spain — 1.5%
ACS Actividades de Construccion y Servicios	194,439	5,293
Aena (A)(B)	5,803	762
Almirall	69,060	1,031
Amadeus IT Holding, Cl A (A)	58,518	2,563
Banco Bilbao Vizcaya Argentaria	390,295	2,208
Bankinter	20,342	131
CaixaBank (A)	2,077,388	4,557
Enagas	16,213	493
Ferrovial	71,623	1,393
Grifols ADR	783,901	13,068
Iberdrola	588,397	3,990
Industria de Diseno Textil	135,870	4,536
International Consolidated Airlines Group	98,612	487
Red Electrica	15,990	1,428
Zardoya Otis (A)	27,881	261

		42,201

Sweden — 1.4%
Assa Abloy, Cl B	71,165	1,453
BillerudKorsnas	67,924	1,008
Bonava, Cl B *	39,765	479
Electrolux, Cl B	220,587	5,975
Fingerprint Cards, Cl B *(A)	191,938	1,842
Granges	59,798	515
Hufvudstaden, Cl A	9,220	144
Husqvarna, Cl B	129,116	957
ICA Gruppen	4,278	143
Industrivarden, Cl C	7,785	126
Intrum Justitia	11,105	346
Investor, Cl B	71,270	2,375
L E Lundbergforetagen, Cl B	16,420	932
Lundin Petroleum *	30,888	558
Mycronic	29,296	218
NCC, Cl B	39,765	917
Nordea Bank	352,758	2,967
Oriflame Holding *	15,241	385
Peab	134,731	1,018
Securitas, Cl B	50,259	769

6	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skanska, Cl B	22,751	$473
Svenska Cellulosa, Cl B	159,015	5,071
Swedish Match	13,566	470
Swedish Orphan Biovitrum *	36,855	450
Telefonaktiebolaget LM Ericsson ADR (A)	1,139,812	8,754
Volvo, Cl B	40,918	402

		38,747

Switzerland — 8.7%
Actelion	29,686	4,999
Aryzta	192,148	7,101
Chocoladefabriken Lindt & Sprungli	170	1,998
Cie Financiere Richemont	173,412	10,139
Clariant	239,632	4,055
Coca-Cola HBC	648,142	13,215
Dufry *	97,819	11,729
Emmi	1,144	698
Galenica	3,005	4,052
Geberit	3,110	1,179
Givaudan	4,367	8,790
Julius Baer Group	210,153	8,408
Lonza Group	48,950	8,121
Nestle	193,136	14,946
Novartis	430,357	35,472
Partners Group Holding	13,024	5,586
Roche Holding	116,608	30,792
Schindler Holding	8,827	1,602
SGS	6,381	14,632
Sika	203	851
Sonova Holding	27,000	3,575
Swiss Life Holding	19,834	4,577
Swiss Prime Site	3,503	318
Swiss Re	83,044	7,246
TE Connectivity (A)	65,600	3,746
Tecan Group	3,617	565
UBS Group	1,266,839	16,384
Wolseley (A)	13,737	712
Zurich Insurance Group	57,062	14,074

		239,562

Taiwan — 0.6%
Hon Hai Precision Industry	1,927,968	4,953
Taiwan Semiconductor Manufacturing ADR	450,845	11,826
United Microelectronics ADR	257,109	511

		17,290

Turkey — 0.1%
Turkiye Is Bankasi, Cl C	326,161	518
Turkiye Vakiflar Bankasi Tao, Cl D (A)	758,569	1,196

		1,714

United Kingdom — 15.0%
3i Group	259,045	1,908
Abcam	25,880	269

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Admiral Group (A)	31,613	$868
Aon	59,000	6,445
ARM Holdings ADR	157,205	7,154
Ashtead Group (A)	388,216	5,595
Associated British Foods (A)	106,122	3,879
AstraZeneca	85,823	5,152
Aviva	2,331,902	12,293
BAE Systems	92,366	654
Balfour Beatty (A)	1,679,004	4,827
Barclays	7,788,841	14,509
Barratt Developments	66,630	363
Berendsen	99,932	1,639
BHP Billiton	125,033	1,590
BP (A)	265,106	1,559
BP ADR	133,714	4,748
British American Tobacco	332,455	21,698
British Land ‡	122,590	999
BT Group, Cl A	954,843	5,291
Bunzl (A)	245,974	7,597
Carnival	475,187	21,096
Cobham	1,593,341	3,377
Compass Group (A)	846,570	16,194
DCC	46,740	4,150
Diageo	413,714	11,592
Dialog Semiconductor *	47,761	1,432
Direct Line Insurance Group	216,619	1,008
Dixons Carphone	114,535	493
Domino’s Pizza Group	1,259,310	5,594
DS Smith	2,174,000	11,245
Fresnillo	35,494	781
Genus	21,832	453
GlaxoSmithKline	765,048	16,547
Greggs	52,652	684
Hammerson ‡	16,982	123
Hargreaves Lansdown (A)	41,481	697
Home Retail Group	259,410	527
Howden Joinery Group	607,400	3,133
HSBC Holdings (A)	1,993,035	12,383
Imperial Brands	41,265	2,256
Imperial Brands ADR	6,254	683
Inchcape	57,618	487
Indivior	282,556	948
Inmarsat	59,905	649
Intertek Group	12,927	604
ITV	290,675	706
J Sainsbury (A)	129,615	407
JD Sports Fashion	13,514	209
John Wood Group	60,945	560
Johnson Matthey	9,170	346
Land Securities Group ‡	74,119	1,038
Legal & General Group	1,175,525	3,020
Lloyds Banking Group	18,047,801	13,094

SEI Institutional International Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
London Stock Exchange Group	30,788	$1,046
Marks & Spencer Group (A)	365,705	1,557
Mediclinic International (A)	22,598	331
Merlin Entertainments (A)(B)	1,790,847	10,637
Mitie Group (A)	1,662,416	5,531
Mondi	227,149	4,259
National Grid	87,283	1,285
Next (A)	15,860	1,051
Pagegroup	707,728	2,837
Persimmon	75,671	1,479
Petrofac	34,832	366
Prudential (A)	612,085	10,364
QinetiQ Group	319,745	951
Randgold Resources	2,252	254
Reckitt Benckiser Group	139,135	14,008
Regus	177,425	691
RELX (A)	491,946	9,129
Rentokil Initial	4,898,213	12,689
Rexam	58,484	512
Rightmove (A)	11,198	552
Royal Bank of Scotland Group *(A)	4,446,799	10,227
SABMiller	61,135	3,582
Sage Group (A)	58,929	515
Schroders (A)	85,554	2,703
Segro ‡	116,190	648
Severn Trent	7,976	261
Shire	11,702	730
Sky	17,928	204
Smiths Group	15,142	234
Spectris (A)	129,756	3,174
SSE (A)	537,632	11,254
SSP Group	35,012	132
St. James’s Place	281,576	2,982
TalkTalk Telecom Group (A)	1,203,585	3,560
Taylor Wimpey	501,571	893
Tesco (A)	3,495,317	8,218
Travis Perkins (A)	182,780	3,638
Unilever	14,206	682
United Utilities Group (A)	74,351	1,031
Vodafone Group	7,021,897	21,480
Wm Morrison Supermarkets (A)	51,413	130
Worldpay Group *(B)	632,200	2,296
WPP	595,957	12,440

		416,096

United States — 3.3%
Accenture, Cl A	40,345	4,571
Axis Capital Holdings (A)	202,547	11,140
Chubb (A)	84,740	11,076
Cognizant Technology Solutions, Cl A *	137,316	7,860
Core Laboratories (A)	68,505	8,487
Dave & Buster’s Entertainment *	92,695	4,337

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flextronics International *	536,917	$6,336
Gilead Sciences	88,928	7,418
HealthEquity *	101,092	3,072
ICON *(A)	158,870	11,123
Lazard, Cl A	128,915	3,839
ManpowerGroup	78,102	5,025
Nielsen Holdings (A)	99,700	5,181
PrairieSky Royalty (A)	4,994	93
Taro Pharmaceutical Industries *	15,343	2,234

		91,792

Total Common Stock (Cost $2,631,776) ($ Thousands)		2,587,712

PREFERRED STOCK — 1.3%
Brazil — 0.0%
Metalurgica Gerdau, Cl A	1,058,100	654

Germany — 0.9%
Bayerische Motoren Werke	4,087	261
Fuchs Petrolub	7,052	277
Henkel	44,135	5,385
Porsche	3,275	152
Volkswagen	142,594	17,279

		23,354

South Korea — 0.4%
Hyundai Motor	67,632	5,544
Samsung Electronics	5,239	5,406

		10,950

Total Preferred Stock (Cost $44,278) ($ Thousands)		34,958

	Number of Rights

RIGHTS — 0.0%
Australia — 0.0%
Vocus Communications, Expires 07/21/2016 *	8,154	6

Spain — 0.0%
ACS Actividades de Construccion y Servicios *‡‡	194,439	137

Total Rights (Cost $—) ($ Thousands)		143

8	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P. 0.430% **†(C)	371,652,895	$371,653

Total Affiliated Partnership (Cost $371,653) ($ Thousands)		371,653

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills 0.433%, 08/18/2016 (D)(E)	$11,600	11,596

Total U.S. Treasury Obligation (Cost $11,593) ($ Thousands)		11,596

	Shares

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A 0.170% **†	36,907,901	36,908

Total Cash Equivalent (Cost $36,908) ($ Thousands)		36,908

Total Investments — 110.0% (Cost $3,096,208) ($ Thousands) @		$3,042,970

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

DJ Euro Stoxx 50 Index	549	Sep-2016	$181
FTSE 100 Index	153	Sep-2016	1,014
Hang Seng Index	16	Jul-2016	110
SPI 200 Index	42	Sep-2016	(5)
Topix Index	102	Sep-2016	(731)

			$569

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,765,883 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $361,009 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $31,324 ($ Thousands), 1.1% representing of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $371,653 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $3,096,208 ($ Thousands), and the unrealized appreciation and depreciation were $222,033 ($ Thousands) and $(275,271) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

SPI — Share Price Index

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value at 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation )	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$233,929	$1,111,411	$(973,687)	$—	$—	$371,653	$1,543
SEI Daily Income Trust, Government Fund, Cl A	91,924	211,727	(266,743)	—	—	36,908	132

Totals	$325,853	$1,323,138	$(1,240,430)	$—	$—	$408,561	$1,675

SEI Institutional International Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Equity Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,587,712	$–	$–	$2,587,712
Preferred Stock	34,958	–	–	34,958
Rights	143	–	–	143
Affiliated Partnership	–	371,653	–	371,653
U.S. Treasury Obligation	–	11,596	–	11,596
Cash Equivalent	36,908	–	–	36,908

Total Investments in Securities	$2,659,721	$383,249	$–	$3,042,970

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$1,305	$—	$—	$1,305
Unrealized Depreciation	(736)	—	—	(736)

Total Other Financial Instruments	$569	$—	$—	$569

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.6%
Argentina — 0.7%
Arcos Dorados Holdings, Cl A *	254,900	$1,216
Cresud SACIF y A ADR *	52,900	747
IRSA Inversiones y Representaciones ADR *	39,800	669
MercadoLibre	24,971	3,513
YPF ADR	238,584	4,581

		10,726

Austria — 0.1%
Erste Group Bank	68,904	1,563

Brazil — 6.7%
Ambev	443,500	2,637
Ambev ADR	1,205,525	7,125
B2W Cia Digital *	1,042,779	3,066
Banco Bradesco ADR (A)	1,274,320	9,952
Banco do Brasil	558,980	2,966
Banco Santander Brasil ADR (A)	297,638	1,697
BB Seguridade Participacoes	459,800	4,006
BM&FBovespa	200,000	1,112
Braskem ADR	223,775	2,652
BRF	34,100	477
BRF ADR	153,174	2,134
BTG Pactual Group	45,500	260
CCR	862,916	4,525
CETIP - Mercados Organizados	53,900	734
Cielo	322,176	3,394
Cosan Industria e Comercio	381,715	3,966
Cyrela Brazil Realty Empreendimentos e Participacoes	337,400	1,073
EDP - Energias do Brasil	89,300	380
Embraer ADR	50,400	1,095
FPC Par Corretora de Seguros	368,100	1,505
Gerdau ADR	904,084	1,645
Hypermarcas	557,260	4,044
JBS	288,000	899
Lojas Renner	541,300	4,016
Mahle-Metal Leve	60,200	431
MRV Engenharia e Participacoes	657,400	2,194
Multiplus	85,500	943
Petroleo Brasileiro ADR *(A)	1,486,060	10,640
Raia Drogasil	55,300	1,096
Rumo Logistica Operadora Multimodal *	1,693,552	2,601
Sao Martinho	40,300	665
Smiles	74,600	1,117
Telefonica Brasil ADR (A)	421,331	5,730
TIM Participacoes ADR	377,700	3,985
Totvs	127,700	1,208
Ultrapar Participacoes	57,800	1,281
Vale ADR, Cl B (A)	218,785	1,107
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	61,300	520

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEG	80,700	$346

		99,224

Canada — 0.7%
First Quantum Minerals	785,988	5,489
Pan American Silver	116,541	1,917
Parex Resources *	182,956	1,763
SEMAFO *	357,608	1,707

		10,876

Chile — 0.8%
Banco de Chile	12,357,827	1,321
Banco Santander Chile	22,200,451	1,073
Cia Cervecerias Unidas ADR (A)	61,391	1,433
Embotelladora Andina ADR, Cl B	8,038	170
Enersis Americas ADR	248,487	2,132
Enersis Chile ADR	90,721	529
SACI Falabella	423,480	3,223
Sociedad Quimica y Minera de Chile ADR (A)	78,900	1,950

		11,831

China — 15.9%
AAC Technologies Holdings	213,680	1,834
Agricultural Bank of China	12,921,932	4,753
Alibaba Group Holding ADR *(A)	215,124	17,109
Angang Steel (A)	9,268,722	4,171
Anhui Conch Cement	1,843,500	4,477
ANTA Sports Products (A)	365,069	736
Baidu ADR *	125,617	20,746
Bank of China	16,671,105	6,701
Beijing Capital International Airport	1,344,000	1,462
Changyou.com ADR *	122,200	2,449
China Communications Services	2,710,000	1,423
China Construction Bank	20,789,379	13,862
China Life Insurance	289,000	625
China Merchants Bank	492,076	1,100
China Oilfield Services (A)	1,030,000	798
China Petroleum & Chemical	9,409,839	6,868
China Shenhua Energy	818,500	1,521
China Telecom	3,634,000	1,635
China Vanke	1,833,024	3,625
Chongqing Rural Commercial Bank	1,999,612	1,020
CITIC Securities	1,961,900	4,357
Cogobuy Group *(A)(B)	790,000	1,282
Ctrip.com International ADR *(A)	126,393	5,207
Datang International Power Generation	2,374,000	664
Dongfeng Motor Group	1,094,000	1,153
Guangzhou R&F Properties	1,752,400	2,227
Huaneng Power International	1,148,000	712
Industrial & Commercial Bank of China	33,878,768	18,836
JD.com ADR *(A)	96,510	2,049
Jiangsu Expressway	2,178,000	3,040
KWG Property Holding	1,640,370	957

SEI Institutional International Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Longfor Properties	460,000	$602
NetEase ADR (A)	17,937	3,466
New Oriental Education & Technology Group ADR (A)	58,779	2,462
Peak Sport Products (A)	500,000	150
PetroChina	750,000	517
PetroChina ADR	67,770	4,603
PICC Property & Casualty	2,701,800	4,275
Ping An Insurance Group of China	2,393,000	10,643
Qunar Cayman Islands ADR *	12,400	369
SINA *	161,300	8,367
Sinopec Engineering Group	1,257,000	1,142
Sinopharm Group	362,000	1,737
Sohu.com *	203,483	7,704
TAL Education Group ADR *	20,030	1,243
Tencent Holdings	1,546,135	35,464
Tingyi Cayman Islands Holding (A)	1,546,000	1,472
TravelSky Technology	1,439,000	2,776
Tsingtao Brewery	306,000	1,070
Uni-President China Holdings (A)	4,189,400	3,549
Vipshop Holdings ADR *	174,596	1,950
Want Want China Holdings (A)	1,484,000	1,060
Weibo ADR *	33,500	952
Zhejiang Expressway	1,524,000	1,443
Zhuzhou CRRC Times Electric	353,975	1,965

		236,380

Colombia — 0.4%
Almacenes Exito	51,103	250
Bancolombia ADR, Cl R (A)	67,878	2,370
Cementos Argos	245,762	1,007
Cemex Latam Holdings *	323,422	1,401
Interconexion Electrica ESP	160,890	494

		5,522

Czech Republic — 0.3%
Komercni Banka	91,440	3,429
Moneta Money Bank *(B)	246,249	725

		4,154

Egypt — 0.1%
Commercial International Bank Egypt GDR	93,823	335
Global Telecom Holding SAE GDR *	464,061	862

		1,197

Greece — 0.2%
Eurobank Ergasias *	2,414,990	1,505
National Bank of Greece *	7,530,353	1,638

		3,143

Hong Kong — 7.7%
AIA Group	492,100	2,989
Beijing Enterprises Holdings	533,700	3,035
Brilliance China Automotive Holdings	5,673,708	5,882
Chaoda Modern Agriculture *	2,056,181	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Conch Venture Holdings (A)	713,000	$1,420
China Everbright	1,366,000	2,654
China Everbright Bank	2,503,000	1,142
China Everbright International	4,098,100	4,593
China Galaxy Securities	1,591,500	1,440
China High Precision Automation Group (C)	1,385,624	–
China Medical System Holdings	4,478,200	6,869
China Mengniu Dairy	2,630,930	4,611
China Mobile	1,829,041	21,089
China Mobile ADR	118,140	6,840
China Overseas Land & Investment	112,000	355
China Power International Development	1,676,000	622
China Resources Power Holdings	648,000	977
China State Construction International Holdings	3,530,814	4,651
China Taiping Insurance Holdings *	968,182	1,824
CIFI Holdings Group	1,342,000	331
CNOOC	5,057,907	6,338
Fuyao Glass Industry Group (A)(B)	634,667	1,469
Galaxy Entertainment Group	1,147,000	3,443
Geely Automobile Holdings	11,931,700	6,516
Haier Electronics Group	1,982,000	3,063
Hengan International Group	74,000	623
Hua Hong Semiconductor (B)	1,324,100	1,241
Lee & Man Paper Manufacturing	3,187,960	2,370
People’s Insurance Group of China	3,420,000	1,321
Qinqin Foodstuffs Group Cayman *	14,800	20
Shanghai Fosun Pharmaceutical Group	349,500	860
Shanghai Industrial Holdings	534,000	1,216
Shimao Property Holdings	889,000	1,133
Skyworth Digital Holdings	1,604,000	1,321
SMI Holdings Group (A)	9,116,000	865
Sunny Optical Technology Group	1,991,507	7,012
Techtronic Industries	446,500	1,868
Tianneng Power International (A)	860,000	586
Xinyi Solar Holdings (A)	2,768,000	1,102

		113,736

Hungary — 0.5%
Magyar Telekom	142,287	224
MOL Hungarian Oil & Gas	12,228	709
OTP Bank	78,576	1,764
Richter Gedeon Nyrt	204,480	4,074

		6,771

India — 8.4%
Aurobindo Pharma	453,187	5,003
Axis Bank	561,303	4,450
Bajaj Auto	36,700	1,466
Bharat Financial Inclusion *	272,257	3,001
Bharat Petroleum	115,809	1,845
Cairn India	828,140	1,732
Ceat	36,640	457

2	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins India	261,069	$3,295
Dabur India	830,707	3,805
Dewan Housing Finance	628,450	1,904
Glenmark Pharmaceuticals	511,053	6,078
HCL Technologies	252,850	2,741
HDFC Bank ADR	93,535	6,206
Hindustan Petroleum	131,101	1,941
Hindustan Unilever	199,018	2,653
Hindustan Zinc	144,735	388
Housing Development Finance	70,470	1,312
ICICI Bank ADR (A)	954,391	6,852
IFCI	1,964,487	783
Indian Oil	150,526	986
IndusInd Bank	207,135	3,419
Infosys	439,858	7,647
Infosys ADR (A)	117,790	2,102
InterGlobe Aviation *(B)	175,512	2,640
ITC	225,376	1,231
JSW Steel	8,227	179
Maruti Udyog	49,190	3,058
NHPC	885,231	331
NTPC	948,764	2,201
Oil & Natural Gas	557,929	1,795
Parag Milk Foods *(B)	460,375	1,897
Piramal Enterprises	9,604	206
Power Finance	242,859	613
Power Grid Corp of India	1,470,009	3,558
Prestige Estates Projects	601,800	1,661
Reliance Capital	226,221	1,347
Reliance Industries	199,295	2,871
Reliance Industries GDR (B)	422,008	12,102
Rural Electrification	62,939	162
SH Kelkar (B)	360,419	1,138
Shriram Transport Finance	152,803	2,733
Sun Pharmaceutical Industries	44,359	504
Sun TV Network	173,574	939
Syndicate Bank *	396,022	428
Tata Chemicals	191,289	1,223
Tata Consultancy Services	116,201	4,402
Tata Motors ADR (A)	72,120	2,500
Vedanta	783,762	1,544
Wipro	163,131	1,352
Wipro ADR (A)	28,060	347
Zee Entertainment Enterprises	366,265	2,482

		125,510

Indonesia — 2.6%
AKR Corporindo	2,477,300	1,204
Astra International	5,689,100	3,194
Bank Central Asia	1,936,100	1,957
Bank Negara Indonesia Persero	7,069,000	2,789

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Pembangunan Daerah Jawa Barat Dan Banten	4,107,500	$351
Bank Rakyat Indonesia Persero	5,942,095	4,867
Bumi Serpong Damai	8,270,000	1,326
Gudang Garam	559,900	2,935
Indofood CBP Sukses Makmur	325,600	425
Kalbe Farma	13,260,200	1,539
Link Net	3,163,700	972
Matahari Department Store	1,619,200	2,454
Pakuwon Jati	20,902,000	978
Semen Indonesia Persero	1,168,300	830
Sumber Alfaria Trijaya	37,219,400	1,684
Tambang Batubara Bukit Asam	1,571,300	919
Telekomunikasi Indonesia Persero	27,665,682	8,363
United Tractors	1,753,100	1,961

		38,748

Jordan — 0.2%
Hikma Pharmaceuticals (A)	76,245	2,516

Kashmiri — 0.0%
Advanced Process Systems *	27,625	421

Malaysia — 0.8%
AirAsia	4,435,000	2,860
AMMB Holdings	867,400	956
Astro Malaysia Holdings	2,051,400	1,489
Berjaya Sports Toto	155,200	117
British American Tobacco Malaysia	53,251	696
Inari Amertron	2,433,375	1,793
Malayan Banking	113,800	230
MISC BHD	134,000	248
Petronas Chemicals Group	480,500	788
Petronas Gas	202,700	1,113
Public Bank	67,200	324
Sunway	351,300	261
Tenaga Nasional	94,200	330
Top Glove	407,200	464
UEM Sunrise	2,661,895	684
Westports Holdings	181,900	189

		12,542

Mexico — 4.3%
Alsea	229,900	867
America Movil, Ser L	2,608,374	1,589
America Movil ADR, Ser L	154,375	1,893
Arca Continental	350,500	2,493
Cemex ADR *	777,160	4,795
Coca-Cola Femsa ADR	17,346	1,439
Controladora Comercial Mexicana *	214,300	377
El Puerto de Liverpool	52,200	547
Fomento Economico Mexicano	324,300	2,975
Fomento Economico Mexicano ADR (A)	41,434	3,832
Gentera	333,300	592

SEI Institutional International Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Aeroportuario del Pacifico, Cl B	143,300	$1,460
Grupo Bimbo, Ser A	258,400	803
Grupo Financiero Banorte, Cl O	2,418,655	13,396
Grupo Financiero Santander Mexico ADR (A)	274,478	2,495
Grupo GICSA *	1,892,700	1,318
Grupo Mexico, Ser B	1,393,900	3,237
Grupo Televisa ADR	235,175	6,124
Industrias Bachoco ADR	4,165	206
Infraestructura Energetica Nova	639,200	2,670
Inmobiliaria Vesta	1,652,000	2,539
Kimberly-Clark de Mexico, Cl A	106,100	248
La Comer *	214,300	208
Megacable Holdings	117,700	473
Nemak (B)	1,470,817	1,707
Telesites *	1	–
Unifin Financiera	635,100	1,577
Wal-Mart de Mexico	1,933,955	4,610

		64,470

Pakistan — 0.3%
Engro Fertilizers	2,550,000	1,570
United Bank	1,660,800	2,806

		4,376

Peru — 0.8%
Cia de Minas Buenaventura ADR *	191,247	2,285
Credicorp	60,447	9,329

		11,614

Philippines — 1.2%
Aboitiz Equity Ventures	223,420	368
Aboitiz Power	591,300	579
Ayala	204,210	3,692
BDO Unibank	1,271,153	3,028
Cebu Air	201,950	421
Globe Telecom	4,770	241
GT Capital Holdings	9,315	286
International Container Terminal Services	766,504	1,003
Metro Pacific Investments	1,800,500	267
SM Investments	115,120	2,380
SM Prime Holdings	3,855,921	2,250
Universal Robina	645,980	2,869
Vista Land & Lifescapes	2,371,200	270

		17,654

Poland — 0.3%
Asseco Poland	32,702	432
Energa	107,575	259
Eurocash	95,941	1,118
KGHM Polska Miedz (A)	40,740	683
PGE Polska Grupa Energetyczna	310,307	929
Tauron Polska Energia (A)	1,276,860	918

		4,339

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portugal — 0.2%
Galp Energia, Cl B	135,018	$1,879
Jeronimo Martins	92,726	1,464

		3,343

Qatar — 0.3%
Barwa Real Estate	161,740	1,466
Commercial Bank QSC	62,585	636
Doha Bank QSC	48,771	473
Industries Qatar QSC	27,533	741
Ooredoo QSC	32,985	801
United Development	64,728	341

		4,458

Romania — 0.1%
Banca Transilvania	2,426,362	1,240

Russia — 5.4%
Etalon Group GDR	56,800	139
Gazprom ADR	1,756,339	7,550
Lukoil ADR	303,231	12,612
Magnit GDR (A)	115,427	3,857
MegaFon GDR	67,228	704
Mobile TeleSystems ADR	243,183	2,014
NovaTek GDR	34,066	3,427
Novolipetsk Steel GDR	204,253	2,635
Rosneft GDR	1,007,877	5,142
Sberbank of Russia ADR (A)	2,417,064	21,099
Severstal GDR	140,054	1,548
Sistema GDR	113,760	856
Surgutneftegas ADR	161,438	828
Tatneft PAO ADR (A)	55,502	1,686
TMK GDR	113,371	312
X5 Retail Group GDR *	483,981	9,638
Yandex, Cl A *	274,836	6,005

		80,052

Singapore — 0.0%
Asian Pay Television Trust	974,100	384

South Africa — 4.7%
Alexander Forbes Group Holdings	3,366,889	1,543
AngloGold Ashanti ADR *	58,100	1,049
Aspen Pharmacare Holdings	116,918	2,911
AVI	96,691	549
Barclays Africa Group	180,114	1,767
Barloworld	73,229	364
Bid *	159,570	3,007
Bidvest Group	118,580	1,124
DataTec	74,779	225
FirstRand	1,852,464	5,690
Foschini Group (A)	52,192	495
Gold Fields	389,045	1,901
Impala Platinum Holdings *	256,739	820
Imperial Holdings	70,055	715

4	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investec	422,202	$2,602
Kumba Iron Ore (A)	74,595	563
Liberty Holdings	252,237	2,091
Life Healthcare Group Holdings	1,078,356	2,672
MMI Holdings	517,291	803
Mondi	166,287	3,065
MTN Group	191,119	1,870
Murray & Roberts Holdings	420,128	338
Naspers, Cl N	85,834	13,211
Netcare (A)	279,781	598
Petra Diamonds (A)	1,461,154	2,246
RMB Holdings	195,531	749
Sappi *	180,100	844
Sasol	132,133	3,591
SPAR Group	79,152	1,089
Standard Bank Group	467,433	4,060
Steinhoff International Holdings	115,265	663
Telkom	168,000	764
Tongaat Hulett	19,087	152
Truworths International	146,868	862
Tsogo Sun Holdings	405,609	740
Vodacom Group (A)	189,058	2,171
Wilson Bayly Holmes-Ovcon	37,124	319
Woolworths Holdings	255,740	1,462

		69,685

South Korea — 12.5%
Amorepacific (A)	804	302
BGF retail (A)	25,774	4,777
CJ CGV (A)	25,282	2,283
Coway (A)	110,604	10,055
DGB Financial Group (A)	123,841	935
Dongbu Insurance (A)	79,722	4,797
GS Retail (A)	14,756	701
Hana Financial Group (A)	74,782	1,512
Hankook Tire (A)	44,735	1,984
Hanon Systems (A)	87,850	804
Hansae (A)	38,992	1,281
Hanwha Life Insurance (A)	164,417	827
Hanwha Techwin (A)	65,287	2,773
Hite Jinro (A)	39,824	826
Hyosung (A)	9,502	1,036
Hyundai Development (A)	137,377	4,740
Hyundai Marine & Fire Insurance (A)	105,799	2,697
Hyundai Mobis (A)	2,429	532
Hyundai Motor (A)	40,789	4,818
Kangwon Land (A)	49,771	1,802
KB Financial Group (A)	9,614	272
KB Financial Group ADR (A)	64,497	1,836
KCC (A)	8,106	2,685
Kia Motors (A)	47,626	1,788
Korea Aerospace Industries (A)	57,440	3,677

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Korea Electric Power	8,122	$427
KT&G (A)	48,802	5,783
LG (A)	44,159	2,444
LG Chem (A)	3,063	698
LG Uplus	256,205	2,428
Lotte Chemical (A)	7,849	1,945
Lotte Chilsung Beverage (A)	1,807	2,801
Lotte Confectionery (A)	17,100	2,906
LS Industrial Systems	14,086	584
Mando (A)	15,753	2,975
NAVER (A)	18,331	11,334
NCSoft (A)	16,914	3,485
Orion	3,674	3,017
Poongsan (A)	22,792	579
POSCO (A)	22,745	4,001
Posco Daewoo (A)	33,211	726
S-1, Cl 1 (A)	13,626	1,277
Samlip General Foods (A)	6,006	979
Samsung Electronics (A)	37,800	46,995
Samsung Life Insurance (A)	25,835	2,254
SFA Engineering (A)	54,028	2,342
Shinhan Financial Group (A)	54,461	1,797
SK Hynix (A)	213,132	6,046
SK Innovation (A)	13,118	1,607
SK Telecom	8,435	1,579
SK Telecom ADR	366,420	7,665
Sung Kwang Bend (A)	62,144	499
Tongyang Life Insurance (A)	57,460	508
Viatron Technologies (A)	16,845	346
Vieworks (A)	39,445	1,709
Woori Bank	171,561	1,418
Yuhan (A)	9,517	2,538

		185,432

Taiwan — 10.1%
Accton Technology	1,952,700	2,632
Advanced Ceramic X *	247,300	1,372
Advanced Semiconductor Engineering	5,187,570	5,951
Airtac International Group	233,547	1,748
Asustek Computer	257,000	2,124
Casetek Holdings	167,000	589
Catcher Technology	413,040	3,080
Cathay Financial Holding	841,004	917
Chailease Holding	155,404	253
Cheng Shin Rubber Industry	667,000	1,405
China Steel Chemical	121,000	402
Chunghwa Telecom	111,000	401
Compal Electronics	2,423,000	1,527
CTBC Financial Holding	1,233,088	647
Delta Electronics	646,100	3,147
Eclat Textile	397,006	3,849
Elite Advanced Laser	303,400	1,431

SEI Institutional International Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
eMemory Technology	217,800	$2,147
Farglory Land Development	471,043	545
Formosa Plastics	272,000	658
Foxconn Technology	1,223,000	2,884
Fubon Financial Holding	3,091,000	3,637
Hermes Microvision	114,600	4,672
Highwealth Construction	1,731,100	2,870
Hiwin Technologies	193,630	900
Hon Hai Precision Industry	3,400,367	8,736
Hota Industrial Manufacturing	1,128,884	5,314
Hu Lane Associate	381,600	1,638
Inventec	1,980,000	1,414
Kenda Rubber Industrial	224,702	357
Kingpak Technology *	62,600	614
King’s Town Bank	424,000	281
Largan Precision	31,000	2,874
Lite-On Technology	1,301,296	1,785
MediaTek	918,100	7,032
Merida Industry	397,000	1,675
Micro-Star International	606,000	1,116
Nan Ya Plastics	831,000	1,581
Pegatron	966,000	2,043
Powertech Technology	1,130,000	2,519
Realtek Semiconductor	380,173	1,187
Sercomm	458,700	1,029
Silicon Motion Technology ADR	87,928	4,203
Simplo Technology	414,000	1,444
Taiwan Semiconductor Manufacturing	7,265,490	36,800
Taiwan Semiconductor Manufacturing ADR	387,955	10,176
Tung Thih Electronic	120,000	1,912
Uni-President Enterprises	174,000	343
Vanguard International Semiconductor	710,000	1,162
WPG Holdings	1,246,000	1,452
Yuanta Financial Holding	5,018,677	1,627

		150,102

Thailand — 1.9%
AP Thailand NVDR	2,502,800	526
Bangkok Bank NVDR (A)	205,800	932
Bangkok Bank Foreign (A)	399,100	1,850
Bangkok Dusit Medical Services	2,282,000	1,553
Bangkok Dusit Medical Services, Cl F (A)	559,200	381
Bangkok Expressway & Metro	10,318,800	2,026
Central Pattana	1,472,600	2,511
CP ALL	1,162,700	1,665
CP Seven Eleven PCL (A)	504,500	722
Delta Electronics Thailand	601,300	1,170
Hana Microelectronics	292,900	246
Home Product Center	5,733,300	1,617
Krung Thai Bank NVDR (A)	1,633,900	760
Land & Houses	2,771,500	716
Minor International NVDR	942,100	1,084

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PTT	251,350	$2,251
PTT Exploration & Production	342,039	819
PTT Global Chemical	1,536,600	2,607
PTT Global Chemical NVDR	358,200	608
Sino-Thai Engineering & Construction	2,503,000	1,702
Thai Oil (A)	407,500	699
Thai Union Group NVDR	1,437,500	901
Thanachart Capital NVDR (A)	971,100	968
Tisco Financial Group	276,600	390
Tisco Financial Group NVDR	162,300	229

		28,933

Turkey — 2.2%
Akbank	1,627,640	4,672
Anadolu Efes Biracilik Ve Malt Sanayii (A)	204,070	1,381
Arcelik	101,568	672
Aselsan Elektronik Sanayi Ve Ticaret (A)	684,998	2,245
Coca-Cola Icecek	185,203	2,267
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	3,325,091	3,322
Eregli Demir ve Celik Fabrikalari	1,104,418	1,564
Ford Otomotiv Sanayi	75,458	804
KOC Holding	336,154	1,539
TAV Havalimanlari Holding	189,282	814
Tekfen Holding (A)	398,631	1,025
Tofas Turk Otomobil Fabrikasi	334,797	2,756
Tupras Turkiye Petrol Rafinerileri	20,995	467
Turk Hava Yollari *(A)	491,498	981
Turkcell Iletisim Hizmetleri ADR *	120,935	1,107
Turkiye Garanti Bankasi	1,045,160	2,771
Turkiye Is Bankasi, Cl C	837,643	1,331
Turkiye Vakiflar Bankasi Tao, Cl D (A)	168,945	266
Ulker Biskuvi Sanayi	420,134	3,074

		33,058

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank	560,791	923
Air Arabia	1,323,129	473
Aldar Properties	1,223,402	896
Dubai Investments	930,975	519
Dubai Islamic Bank	453,787	632
Emaar Properties	3,085,681	5,223
First Gulf Bank PJSC	255,598	877
Union National Bank	145,237	162

		9,705

United Kingdom — 0.3%
SABMiller	68,280	3,966

United States — 0.2%
Freeport-McMoRan	184,990	2,061

6	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PriceSmart	13,465	$1,260

		3,321

Total Common Stock (Cost $1,434,317) ($ Thousands)		1,360,992

	Number of Participation Notes

PARTICIPATION NOTES — 2.6%
China — 0.8%
China Vanke, Expires 06/29/20 *	351,357	1,291
China Vanke, Expires 08/29/16 *	222,400	815
Huangshan Tourism Development, Expires 11/06/20 *	260,819	627
Inner Mongolia, Expires 12/12/16 *	1,135,626	2,841
Poly Real Estate Group, Expires 02/21/21 *	2,238,800	2,991
Wuliangye Yibin, Expires 06/29/20 *	664,000	3,250

		11,815

India — 1.4%
Axis Bank, Expires 06/13/18 *	690,587	5,455
Britannia Industries, Expires 05/03/21 *	49,480	2,026
IRB Infrastructure Developers, Expires 06/25/20 *	1,018,020	3,217
Tata Motors, Expires 06/25/20 *	878,770	5,976
UPL, Expires 03/18/19 *	176,493	1,438
Zee Entertainment Enterprises, Expires 09/03/19 *	377,347	2,551

		20,663

Saudi Arabia — 0.1%
Al Tayyar, Expires 03/05/18 *	43,600	415
Al Tayyar Travel Group, Expires 03/05/18 *	12,884	122
Al Tayyar Travel Group, Expires 03/05/18 *	94,180	904
Mouwasat Medical Services, Expires 09/20/17 *	22,699	776

		2,217

Switzerland — 0.2%
CITIC Securities, Expires 10/22/19 *	1,049,727	2,563

Vietnam — 0.1%
Hoa Phat Group, Expires 07/24/18 *	547,260	963

Total Participation Notes (Cost $39,185) ($ Thousands)		38,221

	Shares
PREFERRED STOCK — 1.9%
Brazil — 1.7%
Banco Bradesco	276,120	2,169
Braskem	104,700	621

Description	Shares		Market Value ($ Thousands)

PREFERRED STOCK (continued)
Cia Brasileira de Distribuicao		58,600	$852
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)		177,715	2,586
Cia Energetica de Minas Gerais		319,900	722
Cia Energetica de Sao Paulo, Cl B		258,400	952
Cia Paranaense de Energia		93,800	851
Itau Unibanco Holding		679,406	6,417
Itau Unibanco Holding ADR (A)		554,804	5,237
Itausa - Investimentos Itau		430,384	1,008
Petroleo Brasileiro ADR, Cl A *		344,317	2,000
Suzano Papel e Celulose, Cl A		191,700	679
Telefonica Brasil		31,200	427
Vale ADR, Cl B		59,211	237

			24,758

Colombia — 0.0%
Bancolombia		62,401	545

South Korea — 0.2%
Samsung Electronics (A)		2,172	2,242

Total Preferred Stock (Cost $34,311) ($ Thousands)			27,545

EXCHANGE TRADED FUND — 0.5%
United States — 0.5%
iShares MSCI Emerging Markets ETF		234,832	8,069

Total Exchange Traded Fund (Cost $8,033) ($ Thousands)			8,069

	Face Amount (Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP — 15.1%
SEI Liquidity Fund, L.P. 0.430% **†(E)		224,649,905	224,650

Total Affiliated Partnership (Cost $224,650) ($ Thousands)			224,650

SEI Institutional International Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl A 0.170% **†	6,684,976	$6,685

Total Cash Equivalent (Cost $6,685) ($ Thousands)		6,685

Total Investments — 112.2% (Cost $1,747,181) ($ Thousands) @		$1,666,162

Percentages are based on a Net Assets of $1,485,392 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $218,746 ($ Thousands).
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $24,201 ($ Thousands), 1.6% representing of the net assets of the Fund.

(C)	Securities considered illiquid. The total value of such securities as of June 30, 2016 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $224,650 ($ Thousands).

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $1,747,181 ($ Thousands), and the unrealized appreciation and depreciation were $111,364 ($ Thousands) and $(192,383) ($ Thousands), respectively.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

USD — U.S. Dollar

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value at 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$135,645	$632,985	$(543,980)	$—	$—	$224,650	$897
SEI Daily Income Trust, Government Fund, Cl A	12,203	196,228	(201,746)	—	—	6,685	661

Totals	$147,848	$829,213	$(745,726)	$—	$—	$231,335	$1,558

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,360,992	$–	$–	$1,360,992
Participation Notes	–	38,221	–	38,221
Preferred Stock	27,545	–	–	27,545
Exchange Traded Fund	8,069	–	–	8,069
Affiliated Partnership	–	224,650	–	224,650
Cash Equivalent	6,685	–	–	6,685

Total Investments in Securities	$1,403,291	$262,871	$–	$1,666,162

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 92.5%
Argentina — 0.1%
Argentine Republic Government International Bond
6.250%, 04/22/2019 (A)		$238	$248
Provincia de Buenos Aires
5.750%, 06/15/2019 (A)		179	181
Provincia de Cordoba
7.125%, 06/10/2021 (A)		280	281

			710

Australia — 2.3%
Aurizon Network MTN
2.000%, 09/18/2024	EUR	300	327
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022		300	403
Commonwealth Bank of Australia MTN
1.375%, 01/22/2019		560	647
Government of Australia
4.500%, 04/15/2020	AUD	270	223
4.500%, 04/21/2033		285	274
3.750%, 04/21/2037		845	747
3.250%, 04/21/2025		3,440	2,829
2.750%, 04/21/2024		1,785	1,411
Government of Australia, Ser 122
5.250%, 03/15/2019		2,000	1,634
Government of Australia, Ser 124
5.750%, 05/15/2021		1,800	1,596
National Australia Bank MTN
2.625%, 01/13/2017	EUR	370	417
Queensland Treasury, Ser 17
6.000%, 09/14/2017	AUD	780	610
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	262
1.375%, 04/17/2020		230	270

			11,650

Austria — 0.3%
Republic of Austria
4.150%, 03/15/2037 (A)		115	215
3.650%, 04/20/2022 (A)		290	397
3.150%, 06/20/2044 (A)		150	266
1.950%, 06/18/2019 (A)		280	334
1.650%, 10/21/2024 (A)		225	286

			1,498

Belgium — 1.3%
Anheuser-Busch InBev MTN
2.000%, 03/17/2028		400	479
2.000%, 03/17/2028		600	721
0.875%, 03/17/2022		560	638
Barry Callebaut Services
2.375%, 05/24/2024		100	112
Kingdom of Belgium
3.750%, 06/22/2045		393	751

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, 06/22/2034 (A)	EUR	350	$546
1.000%, 06/22/2031 (A)		710	840
0.800%, 06/22/2025 (A)		715	844
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035 (A)		150	295
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020 (A)		496	652
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	627

			6,505

Brazil — 1.1%
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025	BRL	9,450	2,639
10.000%, 01/01/2027		9,001	2,472
Embraer Overseas
5.696%, 09/16/2023		$40	41
Petrobras Global Finance
8.750%, 05/23/2026		370	372
Vale Overseas
5.875%, 06/10/2021		169	169

			5,693

Canada — 6.5%
Bank of Nova Scotia MTN
0.750%, 09/17/2021	EUR	570	658
Bell Canada MTN
5.000%, 02/15/2017 (A)	CAD	270	213
4.700%, 09/11/2023		80	70
3.350%, 06/18/2019		29	23
3.250%, 06/17/2020		95	77
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		6,785	5,922
CDP Financial
4.400%, 11/25/2019 (A)		$850	935
Cenovus Energy
5.700%, 10/15/2019		89	94
3.000%, 08/15/2022		22	20
Government of Canada
5.750%, 06/01/2033	CAD	1,140	1,417
5.000%, 06/01/2037		1,300	1,578
4.250%, 12/01/2021		4,479	4,345
4.000%, 06/01/2041		1,035	1,161
3.500%, 12/01/2045		165	179
2.250%, 06/01/2025		2,207	1,888
1.750%, 09/01/2019		1,000	799
0.750%, 03/01/2021		1,395	1,083
Husky Energy
7.250%, 12/15/2019		$53	60
Muskrat Falls
3.630%, 06/01/2029 (A)	CAD	340	305
NOVA Chemicals
5.250%, 08/01/2023 (A)		$150	151

SEI Institutional International Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Province of British Columbia
3.250%, 12/18/2021	CAD	1,150	$979
2.250%, 03/01/2019		575	459
Province of Manitoba Canada
3.850%, 12/01/2021		710	617
Province of Ontario Canada
3.500%, 06/02/2024		1,200	1,048
3.450%, 06/02/2045		245	215
3.150%, 06/02/2022		2,000	1,694
2.600%, 06/02/2025		1,614	1,321
2.400%, 06/02/2026		585	468
2.100%, 09/08/2018		1,295	1,023
Province of Quebec Canada
4.500%, 12/01/2018		1,190	995
3.500%, 12/01/2045		145	127
3.000%, 09/01/2023		500	422
2.750%, 09/01/2025		2,175	1,796
2.500%, 04/20/2026		$70	72
Rogers Communications
4.000%, 06/06/2022	CAD	165	139
Royal Bank of Canada
1.625%, 08/04/2020	EUR	290	345
Yamana Gold
4.950%, 07/15/2024		$316	311

			33,009

China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	284
Tencent Holdings MTN
3.375%, 05/02/2019 (A)		390	405

			689

Colombia — 0.0%
Ecopetrol
7.375%, 09/18/2043		$121	120
5.875%, 05/28/2045		109	95

			215

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/2022	CZK	4,150	219
3.875%, 05/24/2022	EUR	50	68
Government of Czech Republic, Ser 51
4.000%, 04/11/2017	CZK	8,050	340

			627

Denmark — 1.2%
Danske Bank
5.375%, 09/29/2021 (B)	GBP	170	233
3.875%, 10/04/2023 (B)	EUR	150	176
3.500%, 04/16/2018		155	184
Kingdom of Denmark
4.500%, 11/15/2039	DKK	1,300	368

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 11/15/2017	DKK	1,600	$254
3.000%, 11/15/2021		21,800	3,840
1.500%, 11/15/2023		670	112
0.100%, 11/15/2023		5,830	925

			6,092

Finland — 0.4%
Government of Finland
2.625%, 07/04/2042 (A)	EUR	55	92
1.500%, 04/15/2023 (A)		340	422
0.875%, 09/15/2025 (A)		1,150	1,369

			1,883

France — 5.8%
ALD International MTN
2.000%, 05/26/2017		500	565
Arkema MTN
3.850%, 04/30/2020		200	253
1.500%, 01/20/2025		300	347
AXA MTN
5.625%, 01/16/2054 (B)	GBP	302	391
BNP Paribas
5.019%, 12/31/2049 (B)	EUR	250	284
BNP Paribas Home Loan MTN
3.125%, 03/22/2022		200	263
BPCE
6.117%, 10/29/2049 (B)		150	175
5.250%, 04/16/2029	GBP	100	135
1.750%, 11/29/2019	EUR	600	712
Bureau Veritas
3.125%, 01/21/2021		100	120
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	116
Caisse de Refinancement de l’Habitat
3.750%, 12/12/2016		400	452
3.500%, 04/25/2017		350	401
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	257
3.625%, 02/26/2018		63	74
Christian Dior
1.375%, 06/19/2019		300	342
Credit Agricole
6.637%, 05/29/2049 (B)		$515	507
Credit Agricole Home Loan MTN
3.250%, 03/23/2017	EUR	100	114
2.875%, 09/09/2016		300	335
Dexia Credit Local MTN
2.000%, 01/22/2021		200	242
1.625%, 10/29/2018		565	654
1.375%, 09/18/2019		500	583
0.625%, 01/21/2022		1,550	1,771

2	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Electricite de France
6.500%, 01/26/2019 (A)		$250	$281
Elis
3.000%, 04/30/2022		250	275
Europcar Groupe
5.750%, 06/15/2022	EUR	145	167
France Government Bond OAT
0.500%, 05/25/2025		3,855	4,444
0.500%, 05/25/2026		150	172
0.250%, 11/25/2020		450	514
0.000%, 05/25/2020		1,590	1,797
French Treasury Note
1.000%, 07/25/2017		850	960
Government of France
4.750%, 04/25/2035		85	163
4.500%, 04/25/2041		220	447
4.000%, 10/25/2038		285	527
3.250%, 05/25/2045		1,155	2,035
2.500%, 05/25/2030		1,975	2,808
0.500%, 11/25/2019		2,040	2,341
Klepierre MTN
1.000%, 04/17/2023		100	114
Loxam SAS
7.000%, 07/23/2022		150	177
Publicis Groupe
1.125%, 12/16/2021		600	687
Rexel
3.250%, 06/15/2022		240	268
SES
3.600%, 04/04/2023 (A)		$425	428
Societe Generale
6.999%, 12/29/2049 (B)	EUR	150	179
5.922%, 04/05/2017 (A)(B)		$180	181
Synlab Bondco
6.250%, 07/01/2022 (A)	EUR	160	188
TOTAL MTN
2.625%, 12/29/2049 (B)		200	206
Unibail-Rodamco MTN
2.375%, 02/25/2021		500	615
Valeo MTN
1.625%, 03/18/2026		100	118
Wendel
2.500%, 02/09/2027		300	332

			29,517

Germany — 7.6%
Allianz
0.271%, 07/07/2045 (B)		800	833
Bundesobligation
0.000%, 04/09/2021		4,715	5,381
Bundesrepublik Deutschland
6.250%, 01/04/2030		770	1,592

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 01/04/2037	EUR	200	$392
2.500%, 07/04/2044		2,905	5,085
2.500%, 08/15/2046		200	357
2.250%, 09/04/2020		250	312
2.250%, 09/04/2021		7,950	10,140
2.000%, 01/04/2022		100	127
0.500%, 02/15/2026		300	354
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		470	938
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		480	974
Bundesschatzanweisungen
0.000%, 09/15/2017		1,500	1,679
Continental MTN
3.125%, 09/09/2020		600	749
Deutsche Bank MTN
5.000%, 06/24/2020		450	526
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/2023		3,932	4,702
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	455
FMS Wertmanagement
1.125%, 12/07/2016		600	804
Grand City Properties
1.500%, 04/17/2025	EUR	1,400	1,527
HeidelbergCement MTN
2.250%, 06/03/2024		350	390
KFW
3.375%, 08/30/2017	CHF	370	398
ProSiebenSat.1 Media
2.625%, 04/15/2021	EUR	300	354
RWE Finance MTN
6.500%, 08/10/2021		120	170
Vier Gas Transport GmbH MTN
2.875%, 06/12/2025		200	264
Volkswagen Financial Services MTN
1.750%, 08/21/2017	GBP	230	308

			38,811

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017		$106	107
7.875%, 08/07/2023		200	174

			281

Greece — 0.0%
Hellenic Republic Government Bond
4.750%, 04/17/2019 (A)	EUR	65	65

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022		245	266

SEI Institutional International Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Hong Kong — 0.1%
Hutchison Whampoa Finance 14
1.375%, 10/31/2021	EUR	550	$627

Indonesia — 0.2%
Indonesia Government International Bond MTN
2.875%, 07/08/2021		730	843

Ireland — 2.6%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	445
0.625%, 07/27/2020		305	346
Ardagh Packaging Finance
4.125%, 05/15/2023 (A)		245	276
Bank of Ireland MTN
4.250%, 06/11/2024 (B)		1,020	1,100
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	524
0.500%, 01/20/2020		305	344
Ireland Government Bond
4.500%, 10/18/2018		345	426
4.500%, 04/18/2020		5,300	6,943
2.000%, 02/18/2045		1,750	2,286
1.000%, 05/15/2026		75	87
0.800%, 03/15/2022		300	348

			13,125

Israel — 0.0%
Israel Government Bond
4.250%, 03/31/2023	ILS	750	236

Italy — 8.3%
Assicurazioni Generali MTN
7.750%, 12/12/2042 (B)	EUR	300	385
Banca Monte dei Paschi di Siena MTN
4.875%, 09/15/2016		700	784
Banco Popolare SC MTN
3.500%, 03/14/2019		350	399
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		555	818
Edison MTN
3.875%, 11/10/2017		600	701
Eni MTN
3.625%, 01/29/2029		600	832
FCA Capital Ireland MTN
2.875%, 01/26/2018		210	242
2.625%, 04/17/2019		350	407
Generali Finance MTN
4.596%, 11/30/2049 (B)		550	568
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		$200	183
1.125%, 03/04/2022	EUR	200	222

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022	EUR	3,255	$4,697
5.000%, 08/01/2034		335	545
5.000%, 09/01/2040		1,000	1,685
4.750%, 09/01/2021		3,250	4,414
4.750%, 09/01/2044 (A)		300	502
4.500%, 03/01/2024		1,750	2,450
4.000%, 09/01/2020		2,355	3,031
3.750%, 05/01/2021		561	725
3.750%, 09/01/2024		1,265	1,699
3.500%, 03/01/2030 (A)		1,290	1,760
3.250%, 09/01/2046 (A)		775	1,034
2.600%, 09/15/2023		983	1,277
2.500%, 12/01/2024		350	433
2.000%, 12/01/2025		1,975	2,338
1.500%, 08/01/2019		1,145	1,329
1.350%, 04/15/2022		4,347	5,052
1.150%, 05/15/2017		1,245	1,399
0.750%, 01/15/2018		720	810
0.450%, 06/01/2021		525	586
LKQ Italia Bondco
3.875%, 04/01/2024		109	124
Snam MTN
1.375%, 11/19/2023		125	147
UniCredit MTN
5.750%, 10/28/2025 (B)		350	403
Wind Acquisition Finance
4.750%, 07/15/2020 (A)		$200	196

			42,177

Japan — 20.7%
Government of Japan 10 Year Bond
0.900%, 06/20/2022	JPY	94,950	994
0.800%, 09/20/2023		627,050	6,614
0.400%, 06/20/2025		300,000	3,105
0.300%, 12/20/2024		281,100	2,880
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019		85,300	876
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020		295,600	3,067
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021		750,000	7,871
Government of Japan 10 Year Bond, Ser 314
1.100%, 03/20/2021		157,700	1,640
Government of Japan 20 Year Bond
1.700%, 06/20/2033		456,500	5,758
1.400%, 09/20/2034		558,000	6,801
1.000%, 12/20/2035		50,000	576
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	587
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029		249,200	3,143

4	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	JPY	55,000	$697
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		34,850	437
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		298,400	3,707
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	1,798
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		107,000	1,184
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		352,000	4,343
Government of Japan 30 Year Bond
1.500%, 03/20/2045		17,500	235
1.400%, 12/20/2045		31,000	411
0.300%, 06/20/2046		13,000	133
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		312,800	4,541
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		627,000	8,842
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		55,700	815
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		94,450	1,355
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		346,250	4,846
Government of Japan 30 Year Bond, Ser 44
1.700%, 09/20/2044		207,000	2,888
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		44,000	693
Government of Japan 5 Year Bond
0.300%, 09/20/2018		713,600	7,048
0.200%, 06/20/2019		275,000	2,721
0.100%, 03/20/2020		470,550	4,657
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017		850,000	8,336
Japan Treasury Discount Bill
0.000%, 08/01/2016		100,000	975
SMFG Preferred Capital
10.231%, 01/25/2029 (B)	GBP	475	959

			105,533

Luxembourg — 0.3%
Altice Financing MTN
5.250%, 02/15/2023	EUR	235	263
Eurofins Scientific
3.375%, 01/30/2023		300	337
2.250%, 01/27/2022		200	220
Holcim Finance Luxembourg MTN
1.375%, 05/26/2023		600	685

			1,505

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/2019	MYR	1,500	$398
3.955%, 09/15/2025		1,475	370
3.418%, 08/15/2022		445	109

			877

Mexico — 1.6%
Mexican Bonos
8.000%, 06/11/2020	MXN	58,346	3,464
7.750%, 11/13/2042		11,690	737
5.750%, 03/05/2026		24,060	1,294
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	303
Mexican Bonos, Ser M20
10.000%, 12/05/2024		19,807	1,377
Mexican Bonos, Ser M30
10.000%, 11/20/2036		1,235	94
Petroleos Mexicanos MTN
1.875%, 04/21/2022	EUR	380	388
United Mexican States MTN
1.625%, 03/06/2024		416	465

			8,122

Netherlands — 3.2%
ABN AMRO Bank MTN
6.375%, 04/27/2021		245	325
2.875%, 06/30/2025 (B)		550	624
2.875%, 01/18/2028 (B)		200	226
Achmea MTN
4.250%, 02/04/2025 (B)		200	194
Achmea Bank MTN
2.750%, 02/18/2021		150	182
Achmea BV MTN
6.000%, 04/04/2043 (B)		210	243
Bharti Airtel International
4.000%, 12/10/2018		270	322
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
6.875%, 03/19/2020		300	389
2.500%, 05/26/2026 (B)		260	294
Cooperatieve Rabobank UA
6.910%, 06/10/2038 (B)	GBP	325	506
Deutsche Telekom International Finance MTN
4.250%, 07/13/2022	EUR	455	623
ING Bank MTN
3.375%, 03/23/2017		125	143
3.000%, 04/11/2028 (B)		500	564
Kingdom of Netherlands
5.500%, 01/15/2028		295	532
4.000%, 01/15/2037 (A)		300	577
3.750%, 01/15/2042 (A)		60	121
2.750%, 01/15/2047 (A)		1,950	3,544

SEI Institutional International Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 07/15/2024 (A)	EUR	625	$815
1.250%, 01/15/2019 (A)		485	564
0.250%, 01/15/2020		340	389
0.250%, 07/15/2025 (A)		1,170	1,333
0.250%, 07/15/2025 (A)		574	654
NN Group
4.625%, 04/08/2044 (B)		625	701
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	209
Repsol International Finance MTN
3.625%, 10/07/2021	EUR	100	127
RWE Finance MTN
6.500%, 04/20/2021	GBP	245	384
Schaeffler Finance
2.500%, 05/15/2020	EUR	315	356
Shell International Finance
2.250%, 01/06/2023		$555	557
2.000%, 11/15/2018		560	570
TenneT Holding
2.125%, 11/01/2020		350	423

			16,491

New Zealand — 0.6%
Government of New Zealand
5.500%, 04/15/2023	NZD	320	277
3.000%, 04/15/2020		1,435	1,057
2.000%, 09/20/2025		1,600	1,228
Reynolds Group Issuer
5.750%, 10/15/2020		$175	181
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	114

			2,857

Norway — 0.3%
DNB Bank
6.012%, 01/29/2049 (B)	GBP	150	201
Government of Norway
4.500%, 05/22/2019 (A)	NOK	2,120	283
3.750%, 05/25/2021 (A)		830	114
2.000%, 05/24/2023 (A)		645	83
Kommunalbanken MTN
1.000%, 03/15/2018 (A)		$800	802
SpareBank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	191

			1,674

Panama — 0.1%
Carnival
1.875%, 11/07/2022		390	452

Poland — 0.5%
Republic of Poland
3.250%, 07/25/2025	PLN	3,367	879
2.500%, 07/25/2018		710	182

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 04/25/2021	PLN	765	$192
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,520	429
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,035

			2,717

Portugal — 0.5%
Obrigacoes do Tesouro
4.800%, 06/15/2020 (A)	EUR	1,070	1,333
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/2025 (A)		1,197	1,326

			2,659

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020		40	51
3.625%, 04/24/2024		20	25

			76

Singapore — 0.3%
Government of Singapore
4.000%, 09/01/2018	SGD	495	391
3.125%, 09/01/2022		275	222
3.000%, 09/01/2024		170	138
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	510

			1,261

Slovak Republic — 0.1%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	110	154
SPP-Distribucia
2.625%, 06/23/2021		400	476

			630

South Africa — 0.1%
Republic of South Africa
8.000%, 01/31/2030	ZAR	6,910	428

South Korea — 0.7%
Korea Treasury Bond
4.250%, 06/10/2021	KRW	1,270,230	1,256
4.000%, 12/10/2031		708,440	820
3.750%, 12/10/2033		190,350	220
3.500%, 03/10/2024		194,510	194
3.250%, 09/10/2018		520,990	472
3.000%, 09/10/2024		186,630	181
2.750%, 03/10/2018		511,230	455
2.750%, 12/10/2044		85,050	94

			3,692

6	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Spain — 4.3%
Banco de Sabadell
0.875%, 11/12/2021	EUR	400	$458
Banco Popular Espanol
4.000%, 10/18/2016		100	112
3.750%, 01/22/2019		100	122
2.125%, 10/08/2019		100	119
Bankia
4.125%, 03/24/2036		350	538
BBVA International Preferred SAU
5.919%, 10/18/2008 (B)		$335	334
CaixaBank
0.388%, 01/09/2018 (B)	EUR	200	222
Cirsa Funding Luxembourg
5.875%, 05/15/2023		165	184
5.750%, 05/15/2021		100	114
Criteria Caixa MTN
1.625%, 04/21/2022		800	880
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	599
Fondo de Amortizacion del Deficit Electrico MTN
4.125%, 03/17/2017		200	229
2.250%, 12/17/2016		700	785
Government of Spain
6.000%, 01/31/2029		465	784
5.900%, 07/30/2026 (A)		38	61
5.500%, 07/30/2017 (A)		315	371
5.500%, 04/30/2021 (A)		3,980	5,551
4.700%, 07/30/2041 (A)		1,229	2,032
4.400%, 10/31/2023 (A)		388	543
4.200%, 01/31/2037 (A)		475	723
3.800%, 04/30/2024 (A)		1,000	1,352
2.900%, 10/31/2046 (A)		920	1,152
2.750%, 10/31/2024 (A)		790	999
2.150%, 10/31/2025 (A)		290	350
1.950%, 07/30/2030 (A)		570	664
1.600%, 04/30/2025 (A)		350	406
1.400%, 01/31/2020		885	1,032
0.500%, 10/31/2017		550	616
Santander Consumer Finance
0.900%, 02/18/2020		300	333
Telefonica Emisiones MTN
5.375%, 02/02/2018	GBP	185	262

			21,927

Supra-National — 0.7%
European Investment Bank
2.750%, 09/15/2021	EUR	1,000	1,291
1.900%, 01/26/2026	JPY	50,000	587
1.250%, 05/12/2025	SEK	7,500	911

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
International Bank for Reconstruction & Development MTN
1.000%, 12/28/2016	GBP	600	$803

			3,592

Sweden — 0.9%
Kingdom of Sweden
3.500%, 03/30/2039	SEK	545	94
1.500%, 11/13/2023		1,020	135
1.000%, 11/12/2026		1,250	158
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	544
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		5,275	705
Nordea Bank MTN
4.000%, 03/29/2021	EUR	255	322
Skandinaviska Enskilda Banken MTN
7.092%, 12/29/2049 (B)		210	251
1.500%, 12/15/2021	SEK	5,000	617
Stadshypotek
4.500%, 09/21/2022		4,000	576
4.250%, 10/10/2017	AUD	600	455
Svenska Handelsbanken
2.656%, 01/15/2024 (B)	EUR	336	386
Swedbank Hypotek MTN
1.000%, 12/16/2020	SEK	2,900	352
Vattenfall
3.000%, 03/19/2077 (B)	EUR	175	159

			4,754

Switzerland — 1.0%
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (B)		100	121
Credit Suisse NY MTN
3.625%, 09/09/2024		$260	269
Credit Suisse
5.750%, 09/18/2025 (B)	EUR	250	294
Dufry Finance
4.500%, 07/15/2022		235	272
4.500%, 08/01/2023		100	116
Glencore Australia Holdings MTN
4.500%, 09/19/2019	AUD	900	650
Glencore Finance Europe MTN
3.375%, 09/30/2020	EUR	145	164
Glencore Funding
2.125%, 04/16/2018 (A)		$242	236
Government of Switzerland
3.500%, 04/08/2033	CHF	100	169
3.000%, 05/12/2019		160	184
2.000%, 04/28/2021		1,070	1,262
2.000%, 05/25/2022		110	133
1.500%, 04/30/2042		150	217

SEI Institutional International Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.250%, 06/11/2024	CHF	100	$119
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)		$220	228
UBS MTN
6.625%, 04/11/2018	GBP	150	220
6.375%, 07/20/2016		160	214

			4,868

Thailand — 0.2%
Thailand Government Bond
4.675%, 06/29/2044	THB	1,800	71
3.650%, 12/17/2021		16,020	502
3.625%, 06/16/2023		7,815	248

			821

Turkey — 0.1%
Republic of Turkey
9.400%, 07/08/2020	TRY	1,325	470
5.500%, 02/16/2017	EUR	50	57

			527

United Arab Emirates — 0.0%
Abu Dhabi National Energy MTN
3.625%, 06/22/2021 (A)		$219	228

United Kingdom — 12.1%
AA Bond
4.720%, 07/02/2043		500	690
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	408
Arqiva Financing MTN
4.040%, 06/30/2020		220	306
Aviva MTN
3.375%, 12/04/2045 (B)	EUR	500	511
Bank of Scotland
7.281%, 05/29/2049 (B)	GBP	950	1,406
Barclays Bank MTN
10.000%, 05/21/2021		180	298
BAT International Finance MTN
7.250%, 03/12/2024		250	451
5.375%, 06/29/2017	EUR	425	497
Bishopsgate Asset Finance
4.808%, 08/14/2044	GBP	172	254
Boparan Finance MTN
4.375%, 07/15/2021		160	162
BP Capital Markets
2.177%, 09/28/2021	EUR	245	296
1.270%, 09/26/2018 (B)		$110	110
British Telecommunications MTN
1.750%, 03/10/2026	EUR	500	579
Canary Wharf Finance II
6.455%, 04/22/2030	GBP	15	30
5.952%, 01/22/2035		20	35

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Channel Link Enterprises Finance
3.090%, 06/30/2050 (B)	EUR	700	$747
Coventry Building Society MTN
4.625%, 04/19/2018	GBP	230	329
CPUK Finance
3.588%, 02/28/2042		400	539
Delphi Automotive
1.500%, 03/10/2025	EUR	300	328
Direct Line Insurance Group
9.250%, 04/27/2042 (B)	GBP	100	159
Eversholt Funding MTN
6.697%, 02/22/2035		100	183
FCE Bank MTN
4.825%, 02/15/2017		200	273
1.625%, 09/09/2016	EUR	100	111
First Hydro Finance
9.000%, 07/31/2021	GBP	220	387
HBOS Capital Funding
6.461%, 11/30/2049 (B)		115	158
HSBC Holdings
2.500%, 03/15/2027		600	715
Imperial Brands Finance MTN
2.250%, 02/26/2021	EUR	400	475
International Game Technology
4.750%, 02/15/2023		160	184
Lloyds Bank MTN
1.375%, 09/08/2022		420	478
1.000%, 11/19/2021		300	335
Lloyds Banking Group
7.000%, 12/29/2049 (B)	GBP	750	942
Mondi Finance MTN
3.375%, 09/28/2020	EUR	400	497
1.500%, 04/15/2024		900	1,026
National Westminster Bank
6.500%, 09/07/2021	GBP	550	817
6.500%, 09/07/2021		220	327
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	738
4.125%, 03/20/2023 (B)		795	908
0.500%, 10/29/2019		345	381
Noble Holding International
3.950%, 03/15/2022		$99	69
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	328
6.000%, 10/11/2017		500	709
Rio Tinto Finance MTN
4.000%, 12/11/2029		165	239
RL Finance Bonds No. 2
6.125%, 11/30/2043 (B)		100	138
Royal Bank of Scotland MTN
6.934%, 04/09/2018	EUR	300	360
3.875%, 10/19/2020		123	159

8	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)		$200	$190
Santander UK MTN
6.222%, 05/29/2049 (B)	GBP	170	227
4.250%, 04/12/2021	EUR	350	465
1.125%, 01/14/2022		330	369
Santander UK Group Holdings
7.375%, 06/24/2022 (B)	GBP	250	310
Sky MTN
1.500%, 09/15/2021	EUR	200	229
Standard Chartered
6.409%, 01/30/2049 (A)(B)		$300	270
United Kingdom Gilt
5.000%, 03/07/2018	GBP	575	832
4.500%, 09/07/2034		370	725
4.500%, 12/07/2042		1,500	3,203
4.250%, 12/07/2027		125	224
4.250%, 06/07/2032		110	206
3.750%, 07/22/2052		375	799
3.500%, 01/22/2045		970	1,806
3.250%, 01/22/2044		910	1,623
2.750%, 09/07/2024		850	1,310
2.500%, 07/22/2065		475	854
2.250%, 09/07/2023		2,325	3,446
2.000%, 07/22/2020		2,150	3,068
2.000%, 09/07/2025		4,810	7,043
1.750%, 07/22/2019		1,295	1,812
1.500%, 01/22/2021		275	386
1.250%, 07/22/2018		350	478
United Kingdom Treasury
5.000%, 03/07/2025		1,430	2,589
4.750%, 12/07/2030		1,035	2,004
4.750%, 12/07/2038		350	738
4.250%, 03/07/2036		595	1,152
4.250%, 09/07/2039		1,170	2,330
4.250%, 12/07/2040		500	1,010
4.000%, 03/07/2022		1,200	1,927
Wales & West Utilities Finance
6.250%, 11/30/2021		240	395
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	342
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	204

			61,638

United States — 5.8%
21st Century Fox America
4.500%, 02/15/2021		$75	84
Aetna
3.200%, 06/15/2026		250	257
2.750%, 11/15/2022		40	41

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Altria Group
4.750%, 05/05/2021		$180	$205
4.250%, 08/09/2042		265	290
American International Group
5.750%, 03/15/2067 (B)	GBP	150	201
Amgen
1.250%, 02/25/2022		550	631
Anthem
4.650%, 01/15/2043		$110	115
2.300%, 07/15/2018		150	152
AT&T
5.875%, 04/28/2017	GBP	200	278
4.875%, 06/01/2044		130	205
Bank of America MTN
2.375%, 06/19/2024	EUR	410	500
0.559%, 03/28/2018 (B)		300	331
0.287%, 09/14/2018 (B)		375	411
Berkshire Hathaway
1.125%, 03/16/2027		297	325
0.500%, 03/13/2020		570	639
Citigroup MTN
2.375%, 05/22/2024		700	848
ConocoPhillips
5.750%, 02/01/2019		$420	462
Continental Resources
5.000%, 09/15/2022		74	72
Devon Energy
5.000%, 06/15/2045		270	252
DH Europe Finance
1.700%, 01/04/2022		1,435	1,698
Diamond Offshore Drilling
4.875%, 11/01/2043		173	123
Discovery Communications
1.900%, 03/19/2027	EUR	360	360
FedEx
1.000%, 01/11/2023		560	630
General Electric
5.500%, 01/08/2020		$88	101
5.300%, 02/11/2021		205	238
4.625%, 01/07/2021		108	122
2.700%, 10/09/2022		320	336
1.875%, 05/28/2027	EUR	800	981
Goldman Sachs Group
2.625%, 08/19/2020		350	420
2.625%, 04/25/2021		$425	431
2.000%, 07/27/2023	EUR	230	269
Harmon Finance International
2.000%, 05/27/2022		1,500	1,678
Honeywell International
1.300%, 02/22/2023		240	278
HSBC Holdings
2.950%, 05/25/2021		$375	379

SEI Institutional International Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Illinois Tool Works MTN
3.000%, 05/19/2034	EUR	200	$271
INEOS Group Holdings
5.750%, 02/15/2019		350	390
Jefferies Group MTN
2.375%, 05/20/2020		700	778
JPMorgan Chase
3.200%, 06/15/2026		$425	437
1.072%, 05/30/2017 (B)	GBP	100	133
Kinder Morgan
2.250%, 03/16/2027	EUR	409	417
Lam Research
2.800%, 06/15/2021		$359	367
Mellon Capital III
6.369%, 09/05/2066 (B)	GBP	300	400
Merck
1.125%, 10/15/2021	EUR	400	466
Molson Coors Brewing
1.250%, 07/15/2024		310	347
Mondelez International
2.375%, 03/06/2035		250	283
1.625%, 03/08/2027		300	332
1.000%, 03/07/2022		200	225
Morgan Stanley
2.375%, 03/31/2021		500	600
1.875%, 03/30/2023		490	570
1.750%, 01/30/2025		205	233
Nabors Industries
5.100%, 09/15/2023		93	83
National Capital Trust I
5.620%, 12/17/2018 (A)(B)	GBP	35	47
5.620%, 09/29/2049 (B)		150	203
Nordea Bank MTN
2.250%, 05/27/2021 (A)		$425	430
Odebrecht Finance
7.125%, 06/26/2042		280	120
ONEOK Partners
3.800%, 03/15/2020		128	131
Owens Corning
6.500%, 12/01/2016		9	9
Philip Morris International
2.900%, 11/15/2021		325	343
2.875%, 05/30/2024	EUR	100	128
2.875%, 03/03/2026		435	562
Plains All American Pipeline
3.600%, 11/01/2024		$155	146
PNC Funding
5.125%, 02/08/2020		300	336
3.300%, 03/08/2022		150	159
Priceline Group
1.800%, 03/03/2027		380	400

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Principal Financial Group
1.850%, 11/15/2017		$175	$176
Prologis International Funding II MTN
2.875%, 04/04/2022	EUR	220	271
Prologis
3.375%, 02/20/2024		300	384
3.000%, 01/18/2022		250	308
Prudential Financial
5.625%, 06/15/2043 (B)		$226	236
Republic Services
4.750%, 05/15/2023		155	177
Ryder System MTN
5.850%, 11/01/2016		116	118
S&P Global
4.400%, 02/15/2026		313	351
Sabine Pass Liquefaction
5.625%, 04/15/2023		195	196
Santander Issuances
5.179%, 11/19/2025		400	400
Seagate HDD Cayman
4.750%, 06/01/2023		101	86
4.750%, 01/01/2025		123	97
Societe Generale MTN
2.500%, 04/08/2021 (A)		500	509
Thermo Fisher Scientific
1.500%, 12/01/2020		426	491
T-Mobile
6.500%, 01/15/2026		175	185
United Technologies
1.800%, 06/01/2017		201	203
1.125%, 12/15/2021		390	447
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)	EUR	170	143
Verizon Communications
1.625%, 03/01/2024		700	822
Weatherford International
4.500%, 04/15/2022		$20	17
Wells Fargo MTN
4.600%, 04/01/2021		75	84
Williams Partners
3.900%, 01/15/2025		128	116
ZF North America Capital
2.750%, 04/27/2023	EUR	200	228

			29,734

Total Global Bonds (Cost $464,250) ($ Thousands)			471,582

10	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 2.9%
Agency Mortgage-Backed Obligation — 0.4%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.446%, 02/25/2024 (B)	$223	$223
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
1.896%, 09/25/2024 (B)	241	242
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.303%, 10/25/2027 (B)	490	490
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.046%, 12/25/2027 (B)	205	208
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M1
1.596%, 12/25/2027 (B)	266	266
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M1
1.496%, 03/25/2025 (B)	99	99
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M1
1.546%, 05/25/2025 (B)	271	271
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.253%, 05/28/2028 (B)	270	276
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.325%, 07/25/2028 (B)	276	283
FHLMC, Ser K501, Cl X1A, IO
1.509%, 08/25/2016 (B)	138	–

		2,358

Non-Agency Mortgage-Backed Obligation — 2.5%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/2051	109	113
Banc of America Commercial Mortgage, Ser 2015-UBS7, Cl A4
3.705%, 09/15/2025	20	22
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.938%, 09/25/2034 (B)	55	53
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (B)	241	241
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	29	29
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	45	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.720%, 06/11/2040 (B)	$23	$24
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (B)	165	170
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/2045 (B)	61	62
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.345%, 12/10/2049 (B)	393	409
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
4.900%, 03/10/2047 (A)(B)	20	16
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A3
2.935%, 04/10/2048	30	31
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2025	15	16
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl A4
3.762%, 06/10/2025	65	72
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2025	55	61
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.946%, 05/25/2035 (B)	432	402
COBALT Commercial Mortgage Trust, Ser 2006- C1, Cl AM
5.254%, 08/15/2048	35	35
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/2046	107	108
COMM Mortgage Trust, Ser 2012-CR1, Cl A3
3.391%, 01/15/2022	15	16
COMM Mortgage Trust, Ser 2012-CR4, Cl A3
2.853%, 10/15/2045	130	136
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/2045	125	129
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
1.923%, 12/15/2045 (B)	170	14
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	120	128
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/2045 (B)	90	102
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (B)	80	90
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	60	64

SEI Institutional International Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR6, Cl D
4.311%, 02/10/2023 (A)(B)	$515	$462
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	130	139
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/2045	50	56
COMM Mortgage Trust, Ser 2013-LC13, Cl A5
4.205%, 09/10/2023	45	51
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	78
COMM Mortgage Trust, Ser 2014-CR16, Cl A4
4.051%, 03/10/2024	25	28
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	65	72
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/2047	75	81
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.585%, 06/15/2034 (A)(B)	125	125
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	25	28
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	95	103
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (A)	100	105
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/2048	80	86
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2055	90	99
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	155	165
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/2048	70	74
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	50	54
Commercial Mortgage Loan Trust, Ser 2008- LS1, Cl A4B
6.094%, 12/10/2049 (B)	196	203
Commercial Mortgage Pass Through
Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	70	73
Commercial Mortgage Pass Through
Certificates, Ser CR14, Cl XA, IO
0.857%, 02/10/2047 (B)	687	25
Commercial Mortgage Pass-Through
Certificates, Ser 2008-C1, Cl A3
6.066%, 02/15/2041 (B)	55	57
Commerical Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	210	219
Commerical Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	370	376

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.700%, 06/15/2039 (B)		$131	$133
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037		27	25
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl XA, IO
1.055%, 06/15/2057 (B)		538	29
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.691%, 08/15/2048		45	49
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl D
3.508%, 08/15/2048 (B)		75	53
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048		155	171
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl XA, IO
1.214%, 11/15/2048 (B)		998	68
Eddystone Finance, Ser 2006-1, Cl A2
1.114%, 04/19/2021 (B)	GBP	89	116
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.453%, 10/25/2023 (B)		$72	72
FNMA Connecticut Avenue Securities, Ser 2014- C01, Cl M1
2.046%, 01/25/2024 (B)		497	498
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.396%, 05/25/2024 (B)		11	11
FNMA Connecticut Avenue Securities, Ser 2014- C04, Cl 2M1
2.553%, 11/25/2024 (B)		143	144
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M1
1.653%, 05/25/2025 (B)		54	54
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
2.588%, 09/25/2028 (B)		449	453
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/2049 (B)		35	34
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.794%, 08/10/2045 (B)		135	138
GS Mortgage Securities II, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)		100	108
GS Mortgage Securities II, Ser GC30, Cl A4
3.382%, 05/10/2050		160	171

12	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.454%, 08/10/2044 (A)(B)	$357	$18
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.265%, 07/10/2046 (B)	2,836	21
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	95	106
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.867%, 04/10/2047 (A)(B)	80	60
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
2.452%, 01/25/2035 (B)	106	100
JPMBB Commercial Mortgage Securities, Ser 2014-C23, Cl XA, IO
0.869%, 09/15/2047 (B)	989	39
JPMBB Commercial Mortgage Securities, Ser 2014-C26, Cl A4
3.494%, 01/15/2048	15	16
JPMBB Commercial Mortgage Securities, Ser 2015-C27, Cl A4
3.179%, 02/15/2048	25	26
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	8	8
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	116	117
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	39	41
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.699%, 02/12/2049 (B)	184	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051	28	29
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.947%, 02/12/2051 (B)	320	309
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.658%, 10/15/2045 (A)(B)	100	94
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	135	141
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	135	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl A
1.362%, 06/15/2029 (A)(B)	$130	$128
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.543%, 12/25/2034 (B)	80	79
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (B)	137	140
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.248%, 04/15/2041 (B)	44	46
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)(B)	159	159
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AM
5.782%, 08/12/2043 (B)	118	118
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AM
5.419%, 08/12/2048	40	41
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl A4
5.378%, 08/12/2048	113	114
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	40	43
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/2046 (B)	120	135
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/2046 (B)	65	73
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 01/15/2024	25	28
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A5
3.741%, 08/15/2047	65	71
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl A4
3.526%, 12/15/2047	55	60
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	65	69
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A4
3.306%, 05/15/2046	60	64
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl XA, IO
1.128%, 10/15/2048 (B)	134	10

SEI Institutional International Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.326%, 10/12/2052 (A)(B)	$10	$9
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.326%, 10/12/2052 (A)(B)	15	14
Morgan Stanley Capital I Trust, Ser 2007-HQ13, Cl A3
5.569%, 12/15/2044	95	98
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (B)	160	163
Morgan Stanley Capital I Trust, Ser 2008- TOP29, Cl D
6.275%, 01/11/2043 (A)(B)	35	35
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	140	149
Morgan Stanley Re-REMIC Trust, Ser 2010- GG10, Cl A4A
5.794%, 08/15/2045 (A)(B)	246	251
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2035 (A)(B)	120	120
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2035 (A)(B)	135	133
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	40	42
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	130	138
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	40	43
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	73
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.776%, 10/15/2045 (A)(B)	35	33
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl A4
3.839%, 09/15/2058	35	39
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
4.104%, 05/15/2048 (B)	65	50
WFRBS Commercial Mortgage Trust, Ser 2011- C4, Cl A4
4.902%, 06/15/2044 (A)(B)	120	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2011- C5, Cl A4
3.667%, 11/15/2044	$45	$49
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl A3
2.875%, 12/15/2045	195	204
WFRBS Commercial Mortgage Trust, Ser 2012- C6, Cl D
5.756%, 04/15/2022 (A)(B)	55	56
WFRBS Commercial Mortgage Trust, Ser 2012- C8, Cl A3
3.001%, 08/15/2045	20	21
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A3
2.870%, 11/15/2045	75	79
WFRBS Commercial Mortgage Trust, Ser 2014- C20, Cl A5
3.995%, 05/15/2047	65	72
WFRBS Commercial Mortgage Trust, Ser 2014- C21, Cl A5
3.678%, 08/15/2047	60	65
WFRBS Commerical Mortgage Trust, Ser 2013- C15, Cl A3
3.881%, 08/15/2046	70	77

		12,657

Total Mortgage-Backed Securities (Cost $15,028) ($ Thousands)		15,015

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
0.240%, 09/22/2016 (C)(D)	9,640	9,634
U.S. Treasury Inflation Indexed Bonds
0.250%, 01/15/2025	280	284

Total U.S. Treasury Obligations (Cost $9,916) ($ Thousands)		9,918

CORPORATE OBLIGATIONS — 1.0%
United States — 1.0%
Anadarko Petroleum
6.375%, 09/15/2017	87	92
Charter Communications Operating
4.908%, 07/23/2025 (A)	375	410
3.579%, 07/23/2020 (A)	180	188
CNA Financial
7.250%, 11/15/2023	110	134
Cox Communications
2.950%, 06/30/2023 (A)	127	122

14	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond 1 Finance
5.450%, 06/15/2023 (A)		$240	$249
4.420%, 06/15/2021 (A)		240	247
EnLink Midstream Partners
4.150%, 06/01/2025		250	230
Enterprise Products Operating
5.950%, 02/01/2041		70	82
GE Capital International Funding
2.342%, 11/15/2020 (A)		554	571
General Motors Financial
1.989%, 04/10/2018 (B)		328	329
Hewlett Packard Enterprise
4.900%, 10/15/2025 (A)		350	366
Marathon Oil
6.600%, 10/01/2037		97	98
Mylan
3.150%, 06/15/2021 (A)		349	354
Navient MTN
5.500%, 01/15/2019		248	248
Pioneer Natural Resources
4.450%, 01/15/2026		75	82
PNC Bank
2.700%, 11/01/2022		445	450
S&P Global
5.900%, 11/15/2017		325	344
Sunoco Logistics Partners Operations
4.250%, 04/01/2024		136	137
Time Warner
4.875%, 03/15/2020		150	167
Williams Partners
4.000%, 11/15/2021		150	146

			5,046

Total Corporate Obligations (Cost $4,865) ($ Thousands)			5,046

ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017	EUR	58	65

Total Asset-Backed Security (Cost $75) ($ Thousands)			65

Total Investments — 98.4% (Cost $494,134) ($ Thousands) @			$501,626

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION(E) — 0.0%
CAD Put MXN Call, Expires 08/12/2016,
Strike Price $13.90*	4,750,000	$24

Total Purchased Swaption (Cost $66) ($ Thousands)		$24

WRITTEN SWAPTIONS (E) — 0.0%
CAD Put MXN Call, Expires 08/12/2016
Strike Price $14.70*	(4,750,000)	$(17)
CAD Put MXN Call, Expires 08/12/2016
Strike Price $13.35*	(4,750,000)	(3)
GBP Put USD Call, Expires 07/08/2016
Strike Price $0.80*	(3,629,000)	(1)

Written Swaptions

(Premiums Received $84) ($ Thousands)		$(21)

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Australian 10-Year Bond	31	Sep-2016	$40
Australian 10-Year Bond	36	Sep-2016	49
Australian 3-Year Bond	1	Sep-2016	–
Canadian 10-Year Bond	(16)	Sep-2016	(14)
Canadian 10-Year Bond	(10)	Sep-2016	(29)
Euro	(180)	Sep-2016	430
Euro-Bob	37	Sep-2016	30
Euro-Bob	(39)	Sep-2016	(57)
Euro-BTP	(5)	Sep-2016	(11)
Euro-Bund	10	Sep-2016	19
Euro-Bund Index	63	Sep-2016	77
Euro-Bund Index	(12)	Sep-2016	(48)
Euro-Buxl 30 Year Bond	9	Sep-2016	142
Euro-Buxl Index	(7)	Sep-2016	(118)
Euro-Schatz	56	Sep-2016	12
Japanese 10-Year Bond	3	Sep-2016	21
Japanese 10-Year MINI	73	Sep-2016	43
Long Gilt 10-Year Bond	(26)	Sep-2016	(108)
Long Gilt 10-Year Bond	50	Sep-2016	312
Short Gilt Future	(5)	Sep-2016	(3)
U.S. 10-Year Treasury Note	(169)	Sep-2016	(371)
U.S. 2-Year Treasury Note	(52)	Sep-2016	(80)
U.S. 5-Year Treasury Note	(20)	Sep-2016	(20)
U.S. 5-Year Treasury Note	42	Sep-2016	94
U.S. Long Treasury Bond	23	Sep-2016	211
U.S. Long Treasury Bond	(2)	Sep-2016	(19)
U.S. Ultra Long Treasury Bond	(31)	Sep-2016	(340)
Ultra 10-Year U.S. Treasury Bond	(35)	Sep-2016	(177)

			$85

SEI Institutional International Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/01/16-03/08/17	USD	469	ARS	7,986	$32
07/05/16-12/12/16	ARS	2,396	USD	156	1
07/05/16-08/03/16	NZD	6,385	USD	4,491	(50)
07/05/16-07/29/16	USD	11,370	GBP	8,003	(672)
07/05/16-08/05/16	USD	13,020	JPY	1,358,130	234
07/05/16-08/03/16	USD	15,142	EUR	13,662	48
07/05/16-08/12/16	AUD	20,486	USD	15,211	(24)
07/05/16-09/09/16	SEK	22,738	USD	2,710	21
07/05/16-01/04/17	BRL	29,113	USD	8,047	(899)
07/05/16-08/03/16	DKK	53,404	USD	8,009	28
07/05/16-09/08/16	CAD	56,757	USD	44,048	334
07/05/16-08/03/16	GBP	71,561	USD	100,302	4,639
07/05/16-08/19/16	EUR	265,594	USD	297,022	1,754
07/05/16-08/05/16	JPY	15,628,889	USD	147,772	(4,706)
07/12/16-07/12/16	USD	2,615	ZAR	39,223	59
07/12/16-07/29/16	ZAR	29,737	USD	1,955	(71)
07/15/16-07/15/16	USD	1,361	INR	91,730	(5)
07/15/16-07/15/16	USD	2,187	MYR	8,914	32
07/15/16-07/29/16	SGD	3,598	USD	2,665	(9)
07/15/16-07/29/16	MYR	12,474	USD	3,164	54
07/20/16-07/20/16	CNY	24,588	USD	3,729	34
07/29/16	USD	112	NOK	940	1
07/29/16	USD	132	NZD	185	(1)
07/29/16-07/29/16	USD	351	AUD	471	(1)
07/29/16-07/29/16	USD	441	SEK	3,744	2
07/29/16	USD	647	MXN	12,091	7
07/29/16	ILS	777	USD	202	—
07/29/16	CHF	2,375	USD	2,449	7
07/29/16-07/29/16	NOK	4,050	USD	488	4
07/29/16-07/29/16	PLN	10,815	USD	2,786	57
07/29/16	CZK	13,857	USD	578	8
07/29/16	THB	26,964	USD	765	(2)
07/29/16-08/04/16	MXN	116,135	USD	6,134	(144)
07/29/16-07/29/16	KRW	4,200,106	USD	3,627	(15)
08/05/16-08/05/16	USD	3,582	TWD	115,607	11
08/05/16-08/05/16	TWD	145,210	USD	4,471	(43)
08/10/16	USD	1,284	TRY	3,913	65
08/10/16-08/10/16	TRY	2,499	USD	843	(18)
08/18/16-08/18/16	USD	1,405	RUB	91,770	14
09/08/16	USD	210	CAD	269	(3)
01/04/17	USD	1,706	BRL	6,397	186

					$969

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(12,914)	$13,000	$86
Barclays PLC	(30,984)	31,656	672
BNP Paribas	(62,163)	62,110	(53)
Brown Brothers Harriman	(315,322)	314,723	(599)
BT Brokerage	(5,492)	5,492	—
Citigroup	(49,805)	52,564	2,759
Credit Suisse First Boston	(1,680)	1,660	(20)
Deutsche Bank	(3,999)	4,018	19
Goldman Sachs	(16,079)	15,852	(227)
HSBC	(20,545)	20,700	155
ITG	(10,373)	10,137	(236)
JPMorgan Chase Bank	(48,400)	48,073	(327)
Morgan Stanley	(3,404)	3,415	11
National Bank of Australia	(7,759)	7,681	(78)
Northern Trust	(56,033)	54,071	(1,962)
RBC	(9,706)	9,780	74
Royal Bank of Scotland	(8,578)	8,595	17
U.S. Bancorp	(17,803)	18,345	542
UBS	(35,233)	35,393	160
Westpac Banking	(427)	403	(24)

			$969

For the period ended June 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

16	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)

Citibank	2.83%	3 Month USD - LIBOR	08/08/23	USD	6,000	$(754)
Citibank	EU CPI Overall Excluding Tobacco	1.22%	04/03/19	EUR	2,450	(45)
Citigroup	3.79%	6-Month GBP - LIBOR	05/19/19	GBP	2,500	(328)

						$(1,127)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)

Credit Suisse	CMBX-BBB--303961	Sell	3.00	05/11/49	$(373)	$1
Credit Suisse	CMBX-BBB--304019	Sell	3.00	05/11/49	(127)	—
Credit Suisse	CMBX-BB-311106	Sell	5.00	05/11/49	(240)	(1)
Credit Suisse	CMBX-BBB--294513	Sell	3.00	05/11/49	(460)	2
Credit Suisse	CMBX-BB-242767	Sell	5.00	05/11/49	(370)	13

						$15

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citibank	3.34%	6-Month GBP - LIBOR	01/17/44	GBP	1,000	$(692)
JPMorgan Chase Bank	6-Month JPY - LIBOR	1.56%	11/28/33	JPY	600,000	1,508
JPMorgan Chase Bank	1.90%	6-Month EUR - EURIBOR	03/24/24	EUR	2,200	(321)
JPMorgan Chase Bank	2.87%	6-Month GBP - LIBOR	02/14/24	GBP	250	(52)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	11/21/23	EUR	5,500	(826)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	09/12/18	EUR	7,000	(292)
Morgan Stanley	2.13%	3-Month USD - LIBOR	11/09/25	USD	2,240	(162)

						$(837)

For the period ended June 30, 2016, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $509,805

($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $53,216 ($ Thousands), 10.4% representing of the net assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

(E)	For the period ended June 30, 2016, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

*	Non-income producing security.

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $494,134 ($ Thousands), and the unrealized appreciation and depreciation were $25,141 ($ Thousands) and $(17,649)

($ Thousands), respectively.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Renminbi

CPI — Consumer Price Index

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

ILS — Isreali Shekel

INR — India Rupee

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norweigan Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zlotty

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

SEI Institutional International Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

International Fixed Income Fund (Concluded)

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instrments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Global Bonds	$–	$471,582	$–	$471,582
Mortgage-Backed Securities	–	15,015	–	15,015
Corporate Obligations	–	5,046	–	5,046
Asset-Backed Security	–	65	–	65
U.S. Treasury Obligations	–	9,918	–	9,918

Total Investments in Securities	$–	$501,626	$–	$501,626

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Swaptions	$24	$—	$—	$24
Written Swaptions	(21)	—	—	(21)
Futures Contracts *
Unrealized Appreciation	1,480	—	—	1,480
Unrealized Depreciation	(1,395)	—	—	(1,395)
Forwards Contracts *
Unrealized Appreciation	—	7,632	—	7,632
Unrealized Depreciation	—	(6,663)	—	(6,663)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(1,127)	—	(1,127)
Credit Default Swaps *
Unrealized Appreciation	—	16	—	16
Unrealized Depreciation	—	(1)	—	(1)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,508	—	1,508
Unrealized Depreciation	—	(2,345)	—	(2,345)

Total Other Financial Instruments	$88	$(980)	$—	$(892)

* Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 96.1%
Angola — 0.3%
Angolan Government International Bond
9.500%, 11/12/2025 (A)		$3,715	$3,679
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		609	613

			4,292

Argentina — 3.8%
Arcor SAIC
6.000%, 07/06/2023 (B)		183	183
Argentina Bonar Bonds
33.117%, 10/09/2017 (C)	ARS	4,870	358
31.664%, 03/01/2018 (C)		4,696	331
Argentine Bonad Bonds
2.400%, 03/18/2018		$1,568	1,479
Cablevision
6.500%, 06/15/2021 (A)(B)		214	218
City of Buenos Aires Argentina
7.500%, 06/01/2027 (B)		969	1,010
Letras del Banco Central de la Republica Argentina
30.041%, 07/20/2016 (D)	ARS	10,312	680
26.923%, 01/18/2017 (D)		28,917	1,686
Provincia de Buenos Aires
9.950%, 06/09/2021 (B)		$1,240	1,386
Provincia de Cordoba
7.125%, 06/10/2021 (B)		531	532
Republic of Argentina
8.750%, 06/02/2017		1,150	1,201
8.750%, 05/07/2024		2,300	2,667
8.280%, 12/31/2033		9,057	10,099
8.280%, 12/31/2033		2,748	3,023
7.820%, 12/31/2033	EUR	10,338	11,858
7.820%, 12/31/2033		2,412	2,736
7.500%, 04/22/2026 (B)		$410	443
7.500%, 04/22/2026		751	812
7.500%, 04/22/2026		866	936
7.125%, 07/06/2036		1,107	1,107
6.875%, 04/22/2021		735	784
6.875%, 04/22/2021		562	599
6.250%, 04/22/2019		85	89
6.250%, 04/22/2019		150	156
4.191%, 12/15/2035 (C)	EUR	20,281	2,321
3.380%, 12/31/2038 (E)(F)		568	387
3.043%, 12/15/2035 (C)		$1,605	164
2.500%, 03/31/2019 (F)		3,031	2,046
0.750%, 02/22/2017		3,138	3,043
0.044%, 12/15/2035 (C)		11,382	1,201
YPF
31.354%, 07/07/2020 (B)(C)		500	500
8.750%, 04/04/2024 (A)(B)		524	561

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.500%, 07/28/2025 (B)		$2,463	$2,604

			57,200

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (B)		2,476	2,513

Azerbaijan — 1.1%
Republic of Azerbaijan
4.750%, 03/18/2024		1,900	1,921
4.750%, 03/18/2024 (A)(B)		752	761
Southern Gas Corridor
6.875%, 03/24/2026		1,833	1,975
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,463	1,542
6.950%, 03/18/2030		5,561	5,853
4.750%, 03/13/2023		3,835	3,668
4.750%, 03/13/2023 (A)		500	478

			16,198

Bahrain — 0.0%
Bahrain Government International Bond
7.000%, 01/26/2026 (B)		641	653

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/2038 (F)		2,637	1,483

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		2,480	2,654

Brazil — 8.3%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	696
Braskem Finance
5.750%, 04/15/2021		1,797	1,801
Brazil Letras do Tesouro Nacional
17.573%, 07/01/2019 (D)	BRL	11,540	2,547
15.757%, 01/01/2019 (D)		140,052	32,679
14.857%, 01/01/2020 (D)		25,000	5,219
13.448%, 10/01/2016 (D)		19,526	5,889
13.077%, 07/01/2018 (D)		23,119	5,698
10.538%, 01/01/2018 (D)		63,794	16,612
6.458%, 01/01/2019 (D)		8,972	2,091
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$517	490
5.477%, 07/24/2023		351	331
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,176	1,050
5.333%, 02/15/2028		600	535
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	197	60

SEI Institutional International Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	1,000	$912
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018		4,760	1,433
10.000%, 01/01/2019		850	254
10.000%, 01/01/2021		19,202	5,577
10.000%, 01/01/2023		15,738	4,464
10.000%, 01/01/2025		35,833	10,006
10.000%, 01/01/2027		3,804	1,045
Brazilian Government International Bond
6.000%, 04/07/2026		$371	403
BRF
4.750%, 05/22/2024		1,660	1,648
Cosan
7.000%, 01/20/2027 (A)		281	279
ESAL GmbH
6.250%, 02/05/2023 (B)		263	260
Federal Republic of Brazil
8.250%, 01/20/2034		2,540	3,086
7.125%, 01/20/2037 (A)		2,058	2,315
5.625%, 01/07/2041		1,540	1,494
5.000%, 01/27/2045		2,112	1,895
4.875%, 01/22/2021		4,743	4,997
2.625%, 01/05/2023		1,154	1,052
GTL Trade Finance
5.893%, 04/29/2024 (B)		333	294
Klabin Finance
5.250%, 07/16/2024		790	776
Marfrig Overseas
9.500%, 05/04/2020 (B)		835	859
9.500%, 05/04/2020		371	381
Minerva Luxembourg
7.750%, 01/31/2023		1,600	1,643
Petrobras Global Finance
8.750%, 05/23/2026		1,458	1,465
Petrobras International Finance
5.750%, 01/20/2020		615	594
5.375%, 01/27/2021		2,300	2,107

			124,937

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 11/19/2025		3,700	3,738

Chile — 1.5%
Banco del Estado de Chile MTN
4.125%, 10/07/2020		30	32
3.875%, 02/08/2022 (B)		230	244
BancoEstado
4.125%, 10/07/2020 (B)		270	287
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	132
6.000%, 01/01/2022		895,000	1,516

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bonos del Banco Central de Chile en Pesos
6.000%, 02/01/2021	CLP	790,000	$1,318
6.000%, 03/01/2022		740,000	1,247
Chile Government International Bond
3.125%, 01/21/2026		$1,144	1,181
Empresa Electrica Angamos
4.875%, 05/25/2029 (B)		1,323	1,300
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (B)		100	110
6.250%, 07/08/2019		50	55
5.250%, 08/10/2020 (B)		240	260
5.250%, 08/10/2020		100	108
4.375%, 10/30/2024 (B)		564	580
Nacional del Cobre de Chile
6.150%, 10/24/2036		1,748	2,036
5.625%, 09/21/2035		880	962
5.625%, 10/18/2043		250	280
4.875%, 11/04/2044 (B)		2,280	2,290
4.500%, 09/16/2025 (B)		726	760
3.000%, 07/17/2022 (B)		843	834
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	516
3.125%, 03/27/2025		$750	788
2.250%, 10/30/2022		6,306	6,357
VTR Finance
6.875%, 01/15/2024 (B)		106	106

			23,299

China — 0.9%
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/2023		650	705
CNOOC Finance
3.500%, 05/05/2025		234	237
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (B)		1,432	1,462
Sinochem Overseas Capital
4.500%, 11/12/2020		1,723	1,833
Sinopec Capital
3.125%, 04/24/2023 (B)		539	539
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)		800	864
3.500%, 05/03/2026 (B)		1,070	1,094
3.250%, 04/28/2025		3,600	3,633
2.750%, 05/03/2021 (B)		1,070	1,089
State Grid Overseas Investment
4.125%, 05/07/2024 (B)		1,216	1,339
Three Gorges Finance I Cayman Islands
3.150%, 06/02/2026 (B)		448	463

			13,258

Colombia — 5.1%
Bogota Distrito Capital
9.750%, 07/26/2028 (B)	COP	8,820,000	3,084

2	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.750%, 07/26/2028	COP	370,000	$129
Colombian TES
10.000%, 07/24/2024		7,803,700	3,119
7.750%, 09/18/2030		29,952,500	10,368
7.500%, 08/26/2026		20,747,200	7,084
7.000%, 05/04/2022		30,230,600	10,369
6.000%, 04/28/2028		14,057,000	4,231
5.000%, 11/21/2018		9,271,400	3,071
Ecopetrol
5.875%, 09/18/2023		$1,329	1,369
5.875%, 05/28/2045		788	685
5.375%, 06/26/2026		717	697
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	284
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,280
7.625%, 09/10/2024 (B)		3,116,000	927
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,447,000	435
7.875%, 08/12/2024		884,000	265
Pacific Exploration and Production
5.625%, 01/19/2025 (B)(E)		$2,298	425
Pacific Rubiales Energy
5.375%, 01/26/2019 (E)		900	167
Republic of Colombia
11.750%, 02/25/2020		322	424
10.375%, 01/28/2033		360	540
9.850%, 06/28/2027	COP	3,803,000	1,564
9.850%, 06/28/2027		1,257,000	517
8.125%, 05/21/2024		$550	710
7.750%, 04/14/2021	COP	3,542,000	1,245
7.375%, 09/18/2037		$3,474	4,512
6.125%, 01/18/2041		4,737	5,471
5.625%, 02/26/2044		788	873
5.000%, 06/15/2045		1,909	1,981
4.500%, 01/28/2026		2,636	2,807
4.375%, 07/12/2021 (A)		3,546	3,807
4.375%, 03/21/2023	COP	1,782,000	522
4.375%, 03/21/2023		1,184,000	347
4.000%, 02/26/2024		$1,584	1,654
3.875%, 03/22/2026	EUR	1,533	1,831
2.625%, 03/15/2023		$446	431

			77,225

Costa Rica — 1.1%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (B)		240	244
5.875%, 04/25/2021 (A)(B)		597	616
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	414
6.375%, 05/15/2043		250	194

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Costa Rica
7.158%, 03/12/2045 (B)		$1,237	$1,234
7.158%, 03/12/2045		2,810	2,803
7.158%, 03/12/2045		3,207	3,199
7.000%, 04/04/2044 (B)		3,389	3,372
7.000%, 04/04/2044		2,837	2,823
4.375%, 04/30/2025		702	655
4.375%, 04/30/2025 (B)		381	355
4.250%, 01/26/2023		265	252

			16,161

Croatia — 0.9%
Government of Croatia
6.750%, 11/05/2019		690	751
6.625%, 07/14/2020		2,795	3,049
6.375%, 03/24/2021		1,490	1,626
6.375%, 03/24/2021 (A)(B)		2,229	2,432
6.000%, 01/26/2024		1,100	1,199
6.000%, 01/26/2024 (A)(B)		1,948	2,124
5.875%, 07/09/2018	EUR	150	182
5.500%, 04/04/2023		$200	212
3.000%, 03/11/2025	EUR	2,150	2,269

			13,844

Dominican Republic — 1.2%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	101
11.500%, 05/10/2024		55,000	1,270
11.000%, 01/05/2018		6,320	140
11.000%, 07/30/2021 (B)		53,760	1,204
9.040%, 01/23/2018		$794	829
8.625%, 04/20/2027		1,407	1,664
7.500%, 05/06/2021 (B)		800	889
7.450%, 04/30/2044		1,015	1,116
7.450%, 04/30/2044 (B)		2,608	2,856
6.875%, 01/29/2026		500	550
6.875%, 01/29/2026 (B)		706	779
6.850%, 01/27/2045		400	414
6.850%, 01/27/2045 (B)		1,699	1,758
6.600%, 01/28/2024		882	957
5.875%, 04/18/2024		210	219
5.875%, 04/18/2024 (B)		1,747	1,826
5.500%, 01/27/2025		2,144	2,182

			18,754

Ecuador — 0.7%
EP PetroEcuador via Noble Sovereign Funding I
6.270%, 09/24/2019 (C)		1,759	1,651
Republic of Ecuador
10.500%, 03/24/2020 (A)		2,183	2,161
10.500%, 03/24/2020 (B)		3,770	3,733
7.950%, 06/20/2024		4,100	3,577

			11,122

SEI Institutional International Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Egypt — 0.2%
Government of Egypt
5.875%, 06/11/2025 (B)	$2,140	$1,872
5.875%, 06/11/2025	1,268	1,110

		2,982

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/2032	713	686
8.250%, 04/10/2032	513	494
7.750%, 01/24/2023	2,008	2,033
7.650%, 06/15/2035	105	93
7.650%, 06/15/2035	6,336	5,639
7.625%, 02/01/2041	530	469
7.375%, 12/01/2019	226	227
6.375%, 01/18/2027	2,811	2,544
6.375%, 01/18/2027 (B)	1,755	1,588
5.875%, 01/30/2025	210	188
5.875%, 01/30/2025 (B)	638	571

		14,532

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)	1,069	997

Gabon — 0.4%
Gabonese Republic
8.200%, 12/12/2017	282	292
6.950%, 06/16/2025 (B)	658	574
6.375%, 12/12/2024 (A)	4,758	4,098
6.375%, 12/12/2024 (B)	2,085	1,796

		6,760

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (B)	663	729

Ghana — 0.6%
Republic of Ghana
10.750%, 10/14/2030	5,216	5,495
8.500%, 10/04/2017 (B)	300	304
8.125%, 01/18/2026	746	640
8.125%, 01/18/2026 (B)	256	220
7.875%, 08/07/2023	3,639	3,161

		9,820

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (B)	1,090	1,063

Hungary — 3.4%
Magyar Export-Import Bank
4.000%, 01/30/2020 (B)	925	940
Republic of Hungary
7.625%, 03/29/2041	5,560	8,062

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.500%, 11/12/2020	HUF	170,000	$732
7.000%, 06/24/2022		567,590	2,492
6.750%, 10/22/2028		932,610	4,420
6.375%, 03/29/2021		$5,641	6,422
6.250%, 01/29/2020		1,430	1,586
6.000%, 11/24/2023	HUF	1,653,450	7,047
5.750%, 11/22/2023		$4,834	5,503
5.500%, 06/24/2025	HUF	1,911,180	7,990
5.375%, 02/21/2023		$3,455	3,829
5.375%, 03/25/2024		1,504	1,680

			50,703

India — 0.1%
Bharti Airtel International Netherlands
5.125%, 03/11/2023		1,755	1,896

Indonesia — 8.8%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	46,288,000	3,834
8.250%, 07/15/2021		4,871,000	384
Majapahit Holding
7.875%, 06/29/2037		$300	377
7.875%, 06/29/2037 (B)		205	258
7.750%, 01/20/2020		894	1,022
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,748
Pertamina Persero
6.500%, 05/27/2041 (B)		380	403
6.450%, 05/30/2044		439	468
6.450%, 05/30/2044 (B)		665	704
6.000%, 05/03/2042		340	344
6.000%, 05/03/2042 (B)		935	945
5.625%, 05/20/2043 (B)		889	861
5.625%, 05/20/2043		3,882	3,761
5.250%, 05/23/2021 (B)		921	986
4.875%, 05/03/2022 (B)		220	231
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		580	557
Republic of Indonesia MTN
12.800%, 06/15/2021	IDR	210,000	19
11.625%, 03/04/2019		$80	99
11.625%, 03/04/2019		1,674	2,067
11.625%, 03/04/2019 (B)		975	1,204
11.000%, 09/15/2025	IDR	3,200,000	292
9.000%, 03/15/2029		187,712,000	15,727
8.500%, 10/12/2035		$925	1,320
8.375%, 03/15/2024	IDR	239,219,000	19,092
8.375%, 09/15/2026		83,580,000	6,710
8.375%, 03/15/2034		116,294,000	9,330
8.250%, 06/15/2032		17,369,000	1,339
8.250%, 05/15/2036		95,822,000	7,658
7.875%, 04/15/2019		22,180,000	1,703
7.750%, 01/17/2038		$6,825	9,262

4	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 01/17/2038		$291	$395
7.000%, 05/15/2022	IDR	158,680,000	11,642
7.000%, 05/15/2027		2,300,000	163
6.750%, 01/15/2044		$200	254
6.625%, 05/15/2033	IDR	35,776,000	2,357
6.625%, 02/17/2037		$1,426	1,757
6.125%, 05/15/2028	IDR	26,020,000	1,699
5.950%, 01/08/2046		$219	258
5.875%, 01/15/2024		3,700	4,279
5.875%, 01/15/2024		2,876	3,326
5.875%, 01/15/2024 (B)		888	1,027
5.625%, 05/15/2023	IDR	44,408,000	2,982
5.250%, 01/17/2042		$692	734
5.125%, 01/15/2045 (B)		762	808
4.875%, 05/05/2021		1,312	1,425
4.875%, 05/05/2021 (B)		200	217
4.750%, 01/08/2026		1,044	1,137
4.750%, 01/08/2026 (B)		237	258
4.125%, 01/15/2025		1,331	1,386
3.375%, 04/15/2023 (B)		1,939	1,950
3.375%, 07/30/2025	EUR	1,280	1,456

			132,215

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028		$7,758	5,906

Ivory Coast — 1.0%
Ivory Coast Government Bond
11.660%, 12/31/2032		7,038	6,554
6.375%, 03/03/2028 (B)		2,244	2,171
5.750%, 12/31/2032		900	838
5.750%, 12/31/2032		3,413	3,178
5.375%, 07/23/2024 (A)(B)		2,769	2,596

			15,337

Jamaica — 0.4%
Digicel Group
8.250%, 09/30/2020		2,200	1,837
8.250%, 09/30/2020 (B)		213	178
7.125%, 04/01/2022 (B)		974	724
Government of Jamaica
7.875%, 07/28/2045		437	467
7.625%, 07/09/2025		1,241	1,374
6.750%, 04/28/2028		1,056	1,109

			5,689

Kazakhstan — 1.1%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	751
KazAgro National Management Holding MTN
4.625%, 05/24/2023		370	338
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (B)		250	256

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
KazMunayGas National
9.125%, 07/02/2018 (B)		$561	$623
9.125%, 07/02/2018		1,071	1,189
7.000%, 05/05/2020 (B)		1,310	1,426
6.375%, 04/09/2021 (B)		4,195	4,584
6.375%, 04/09/2021		2,694	2,943
Republic of Kazakhstan MTN
6.500%, 07/21/2045 (B)		360	418
6.500%, 07/21/2045		1,000	1,162
6.375%, 10/06/2020 (B)		600	626
5.125%, 07/21/2025		425	466
5.125%, 07/21/2025 (B)		1,095	1,199
Samruk-Energy MTN
3.750%, 12/20/2017		500	496
Zhaikmunai
6.375%, 02/14/2019 (B)		299	260
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (B)		497	436

			17,173

Kenya — 0.7%
Kenya Government International Bond
6.875%, 06/24/2024 (B)		2,662	2,462
6.875%, 06/24/2024		3,066	2,835
5.875%, 06/24/2019 (B)		1,295	1,284
Kenya Infrastructure Bond
12.500%, 05/12/2025	KES	25,000	241
11.000%, 09/15/2025		230,000	2,125
11.000%, 10/12/2026		20,000	185
11.000%, 03/15/2027		124,850	1,135

			10,267

Lithuania — 0.0%
Republic of Lithuania
7.375%, 02/11/2020 (B)		$195	230

Malaysia — 3.9%
1MDB Global Investments
4.400%, 03/09/2023		5,100	4,450
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	286
4.935%, 09/30/2043		4,200	1,082
4.498%, 04/15/2030		1,240	320
4.392%, 04/15/2026		10,601	2,750
4.262%, 09/15/2016		7,900	1,966
4.181%, 07/15/2024		11,316	2,897
4.160%, 07/15/2021		4,260	1,092
4.048%, 09/30/2021		4,330	1,105
4.012%, 09/15/2017		900	226
3.955%, 09/15/2025		31,823	7,974
3.892%, 03/15/2027		1,369	337
3.889%, 07/31/2020		2,330	590
3.844%, 04/15/2033		1,770	418

SEI Institutional International Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.800%, 08/17/2023	MYR	3,000	$753
3.795%, 09/30/2022		9,500	2,370
3.654%, 10/31/2019		13,430	3,367
3.580%, 09/28/2018		4,747	1,194
3.502%, 05/31/2027		1,050	250
3.492%, 03/31/2020		5,460	1,358
3.480%, 03/15/2023		14,448	3,556
3.418%, 08/15/2022		15,169	3,702
3.314%, 10/31/2017		32,987	8,244
3.260%, 03/01/2018		22,500	5,629
Petronas Capital MTN
3.500%, 03/18/2025 (A)(B)		$2,593	2,726

			58,642

Mexico — 8.4%
Alfa
6.875%, 03/25/2044		1,750	1,815
America Movil
7.125%, 12/09/2024	MXN	18,110	955
6.000%, 06/09/2019		12,420	663
BBVA Bancomer
6.750%, 09/30/2022 (B)		$500	558
Cemex
7.750%, 04/16/2026 (B)		2,278	2,390
6.125%, 05/05/2025 (B)		177	172
5.700%, 01/11/2025 (B)		213	202
Cemex Finance
9.375%, 10/12/2022		830	913
9.375%, 10/12/2022 (B)		380	418
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	21,225	1,108
5.750%, 02/14/2042 (B)		$500	513
4.875%, 01/15/2024 (B)		237	248
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (B)		625	622
Mexican Bonos MTN
7.750%, 11/23/2034	MXN	16,946	1,051
7.750%, 11/13/2042		14,194	895
7.500%, 06/03/2027		18,623	1,129
6.500%, 06/09/2022		87,639	4,966
5.000%, 06/15/2017		34,891	1,901
5.000%, 12/11/2019		128,020	6,891
4.750%, 06/14/2018		47,300	2,559
3.625%, 03/15/2022		$1,259	1,327
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	88,630	5,191
7.250%, 12/15/2016		1,673	92
Mexican Bonos, Ser M20
10.000%, 12/05/2024		267,140	18,567
8.500%, 05/31/2029		96,031	6,268
8.000%, 12/07/2023		11,575	713
7.750%, 05/29/2031		90,900	5,617

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	18,142	$1,382
8.500%, 11/18/2038		122,678	8,271
Mexican Udibonos
2.000%, 06/09/2022		1,471	422
Mexico Cetes
4.299%, 12/08/2016 (D)		170,410	906
Petroleos Mexicanos MTN
9.500%, 09/15/2027		$169	201
7.190%, 09/12/2024	MXN	77,130	3,775
6.875%, 08/04/2026		$4,638	5,185
6.875%, 08/04/2026 (B)(G)		1,453	1,624
6.625%, 06/15/2035		4,931	5,084
6.625%, 06/15/2038		2,088	2,120
6.500%, 06/02/2041		1,709	1,730
6.375%, 02/04/2021 (B)		326	354
6.375%, 01/23/2045 (B)		806	810
6.000%, 03/05/2020		335	361
5.625%, 01/23/2046		884	806
5.500%, 01/21/2021		18	19
5.500%, 06/27/2044 (A)		225	203
5.500%, 06/27/2044		284	257
4.875%, 01/24/2022		271	277
4.875%, 01/18/2024		1,714	1,738
4.250%, 01/15/2025		3,625	3,491
4.250%, 01/15/2025 (A)		1,835	1,767
3.500%, 01/30/2023		46	43
3.500%, 01/30/2023 (B)		40	38
2.750%, 04/21/2027	EUR	350	324
Petroloes Mexicanos MTN
5.625%, 01/23/2046 (B)		$1,437	1,310
Sixsigma Networks Mexico
8.250%, 11/07/2021 (B)		527	524
Trust F
6.950%, 01/30/2044		1,920	1,966
United Mexican States
6.050%, 01/11/2040 (A)		356	448
5.750%, 10/12/2110		468	517
5.550%, 01/21/2045		338	405
4.750%, 03/08/2044 (A)		2,529	2,725
4.600%, 01/23/2046		1,653	1,744
4.125%, 01/21/2026		3,485	3,778
4.000%, 10/02/2023		3,172	3,415
3.600%, 01/30/2025 (A)		1,570	1,640

			127,404

Mongolia — 0.6%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	901
Mongolia Government Bond MTN
10.875%, 04/06/2021 (B)		1,205	1,274
5.125%, 12/05/2022		481	394

6	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.125%, 12/05/2022		$5,932	$4,861
4.125%, 01/05/2018		831	806
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (B)		355	349
9.375%, 05/19/2020		350	345

			8,930

Montenegro — 0.1%
Republic of Montenegro
5.750%, 03/10/2021 (B)	EUR	551	620
5.375%, 05/20/2019		399	455

			1,075

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042		$700	756
5.500%, 12/11/2042 (B)		200	216
4.250%, 12/11/2022 (B)		287	300
OCP
5.625%, 04/25/2024 (B)		305	323
4.500%, 10/22/2025 (A)(B)		288	282

			1,877

Namibia — 0.1%
Namibia International Bonds
5.250%, 10/29/2025 (B)		1,132	1,153

Netherlands — 0.2%
GTH Finance
7.250%, 04/26/2023 (B)		441	459
6.250%, 04/26/2020 (B)		150	155
Marfrig Holdings Europe
8.000%, 06/08/2023 (B)		547	558
Petrobras Global Finance
8.375%, 05/23/2021		1,752	1,808

			2,980

Nigeria — 0.0%
Republic of Nigeria
6.750%, 01/28/2021		491	489

Oman — 0.2%
Oman Government International Bond
4.750%, 06/15/2026		1,506	1,491
4.750%, 06/15/2026 (B)		1,033	1,022

			2,513

Pakistan — 0.1%
Republic of Pakistan
8.250%, 04/15/2024		1,550	1,630

Panama — 1.1%
Panama Notas del Tesoro
4.875%, 02/05/2021		704	755

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Panama
9.375%, 01/16/2023		$560	$742
9.375%, 04/01/2029		3,456	5,271
8.875%, 09/30/2027		1,345	1,977
8.125%, 04/28/2034		2,128	3,017
6.700%, 01/26/2036		1,350	1,792
4.300%, 04/29/2053		130	133
4.000%, 09/22/2024		521	559
3.875%, 03/17/2028		233	246
3.750%, 03/16/2025		1,768	1,865

			16,357

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/2044 (B)		906	972
6.100%, 08/11/2044		861	923
5.000%, 04/15/2026		956	1,007
4.625%, 01/25/2023		2,616	2,721
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	201
6.750%, 12/13/2022		200	201

			6,025

Peru — 1.8%
Abengoa Transmision Sur
6.875%, 04/30/2043 (B)		273	282
Peru Enhanced Pass-Through Finance
4.944%, 06/02/2025 (B)(D)		1,000	783
1.216%, 05/31/2018 (B)(D)		145	140
1.213%, 05/31/2018 (D)		54	52
Republic of Peru
8.750%, 11/21/2033		1,563	2,452
8.200%, 08/12/2026	PEN	7,268	2,574
6.950%, 08/12/2031		6,696	2,174
6.950%, 08/12/2031		9,861	3,202
6.850%, 02/12/2042		613	191
6.550%, 03/14/2037		$1,239	1,670
5.700%, 08/12/2024 (B)	PEN	10,512	3,226
5.700%, 08/12/2024		3,584	1,100
5.625%, 11/18/2050		$111	138
3.750%, 03/01/2030	EUR	6,938	8,463
Southern Copper
3.875%, 04/23/2025		$680	672

			27,119

Philippines — 0.1%
Development Bank of Philippines
5.500%, 03/25/2021		330	375
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	953

			1,328

SEI Institutional International Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Poland — 4.5%
Republic of Poland
5.750%, 04/25/2029	PLN	2,080	$669
5.250%, 10/25/2020		20,418	5,835
5.125%, 04/21/2021		$1,871	2,102
5.000%, 03/23/2022		249	280
4.000%, 10/25/2023	PLN	14,589	4,024
4.000%, 01/22/2024		$446	482
3.250%, 07/25/2025	PLN	47,615	12,428
3.250%, 04/06/2026		$1,190	1,214
3.000%, 03/17/2023		1,829	1,860
2.750%, 08/25/2023	PLN	18,707	5,225
2.500%, 07/25/2018		12,600	3,234
2.500%, 07/25/2026		60,864	14,826
1.750%, 07/25/2021		5,578	1,376
1.567%, 10/25/2018 (D)		8,620	2,093
1.500%, 04/25/2020		20,524	5,099
0.213%, 07/25/2017 (D)		1,070	266
Republic of Poland, Ser 0922
5.750%, 09/23/2022		23,029	6,939

			67,952

Qatar — 0.5%
Ooredoo International Finance MTN
7.875%, 06/10/2019		$665	775
State of Qatar
9.750%, 06/15/2030		2,237	3,719
6.400%, 01/20/2040		2,088	2,778

			7,272

Romania — 1.0%
Government of Romania MTN
6.750%, 02/07/2022 (B)		1,381	1,635
6.750%, 02/07/2022		2,459	2,911
6.125%, 01/22/2044		300	374
5.950%, 06/11/2021	RON	1,900	537
5.850%, 04/26/2023		9,250	2,663
4.875%, 01/22/2024		$428	472
4.750%, 02/24/2025	RON	15,450	4,172
4.375%, 08/22/2023		$396	424
3.500%, 12/19/2022	RON	5,115	1,295

			14,483

Russia — 5.7%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		$1,500	1,704
Ritekro
14.308%, 11/07/2022 (D)(G)(H)		914	457
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (B)		465	462
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	183,841	2,881
7.600%, 04/14/2021		706,180	10,713
7.600%, 07/20/2022		343,688	5,189

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.500%, 03/15/2018	RUB	180,510	$2,758
7.500%, 02/27/2019		274,827	4,161
7.400%, 04/19/2017		26,730	412
7.050%, 01/19/2028		309,282	4,441
7.000%, 01/25/2023		193,576	2,833
7.000%, 08/16/2023		345,958	5,059
6.900%, 08/03/2016		42,224	659
6.800%, 12/11/2019		409,098	6,053
6.700%, 05/15/2019		591,505	8,753
6.500%, 12/03/2014 (F)		22,770	329
6.400%, 05/27/2020		228,079	3,314
6.200%, 01/31/2018		255,304	3,821
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043		$800	935
5.625%, 04/04/2042		2,800	3,166
5.000%, 04/29/2020 (B)		484	522
4.875%, 09/16/2023		6,200	6,762
4.875%, 09/16/2023 (B)		800	873
3.250%, 04/04/2017		600	607
Russian Railways Via RZD Capital
5.700%, 04/05/2022		1,800	1,932
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		2,780	3,013
6.800%, 11/22/2025		3,799	4,170
6.800%, 11/22/2025 (B)		150	165
5.450%, 11/22/2017 (B)		400	413

			86,557

Senegal — 0.3%
Republic of Senegal
8.750%, 05/13/2021 (B)		540	590
8.750%, 05/13/2021		90	98
6.250%, 07/30/2024 (B)		426	406
6.250%, 07/30/2024		3,530	3,363

			4,457

Serbia — 0.8%
Republic of Serbia
7.250%, 09/28/2021		7,502	8,588
7.250%, 09/28/2021 (B)		200	229
5.875%, 12/03/2018 (B)		530	562
4.875%, 02/25/2020		2,715	2,799

			12,178

Slovenia — 1.1%
Slovenia Government International Bond
5.850%, 05/10/2023		4,776	5,547
5.250%, 02/18/2024		9,747	10,978

			16,525

South Africa — 5.7%
Eskom Holdings
7.125%, 02/11/2025		1,948	1,931
7.125%, 02/11/2025 (B)		4,034	3,998

8	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.750%, 08/06/2023		$1,625	$1,607
6.750%, 08/06/2023 (B)		1,043	1,031
5.750%, 01/26/2021		289	287
Republic of South Africa
10.500%, 12/21/2026	ZAR	235,645	17,900
8.875%, 02/28/2035		43,130	2,809
8.750%, 01/31/2044		20,346	1,273
8.750%, 02/28/2048		140,346	8,748
8.500%, 01/31/2037		124,382	7,711
8.250%, 09/15/2017		8,000	551
8.250%, 03/31/2032		66,143	4,106
8.000%, 01/31/2030		192,194	11,900
7.750%, 02/28/2023		20,221	1,325
7.250%, 01/15/2020		8,895	591
7.000%, 02/28/2031		103,711	5,801
6.750%, 03/31/2021		37,799	2,427
6.500%, 02/28/2041		39,901	1,931
6.250%, 03/31/2036		78,799	3,869
5.875%, 09/16/2025 (A)		$2,648	2,949
4.875%, 04/14/2026		1,445	1,499
Transnet SOC
9.500%, 05/13/2021 (B)	ZAR	13,360	851
4.000%, 07/26/2022		$600	569
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (B)		1,046	1,059

			86,723

Sri Lanka — 0.8%
Republic of Sri Lanka
6.850%, 11/03/2025		6,589	6,418
6.850%, 11/03/2025 (B)		908	884
6.250%, 07/27/2021		2,055	2,067
5.875%, 07/25/2022 (B)		1,744	1,691
5.875%, 07/25/2022		1,020	989

			12,049

Supra-National — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	620
7.200%, 07/09/2019	IDR	6,470,000	489
Inter-American Development Bank MTN
7.350%, 09/12/2018		20,140,000	1,501

			2,610

Thailand — 3.0%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	115
4.875%, 06/22/2029		218,535	8,074
4.675%, 06/29/2044		4,171	164
3.875%, 06/13/2019		68,000	2,062
3.850%, 12/12/2025		248,090	8,218
3.650%, 12/17/2021		386,356	12,094
3.625%, 06/16/2023		236,101	7,500
3.580%, 12/17/2027		69,970	2,274

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.400%, 06/17/2036	THB	61,500	$2,018
2.550%, 06/26/2020		40,000	1,179
1.250%, 03/12/2028		22,900	623
1.200%, 07/14/2021		63,160	1,767

			46,088

Trinidad & Tobago — 0.0%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (B)		$395	403

Tunisia — 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (B)		3,118	2,814

Turkey — 7.2%
Export Credit Bank of Turkey MTN
5.875%, 04/24/2019 (B)		200	212
5.375%, 02/08/2021 (B)		896	936
5.000%, 09/23/2021 (B)		538	552
KOC Holding
5.250%, 03/15/2023		1,840	1,908
Republic of Turkey
11.875%, 01/15/2030		900	1,570
10.700%, 02/17/2021	TRY	21,562	8,023
10.600%, 02/11/2026		6,984	2,675
10.500%, 01/15/2020		8,370	3,076
10.400%, 03/27/2019		3,560	1,289
10.400%, 03/20/2024		2,250	841
9.500%, 01/12/2022		10,823	3,860
9.400%, 07/08/2020		35,231	12,490
9.000%, 03/08/2017		8,579	2,991
9.000%, 07/24/2024		16,629	5,788
8.800%, 11/14/2018		9,824	3,426
8.500%, 07/10/2019		3,658	1,265
8.500%, 09/14/2022		13,148	4,468
8.300%, 06/20/2018		5,751	1,989
8.000%, 03/12/2025		2,113	690
8.000%, 02/14/2034		$1,350	1,818
7.400%, 02/05/2020	TRY	38,587	12,869
7.375%, 02/05/2025		$1,258	1,552
7.100%, 03/08/2023	TRY	6,560	2,071
7.000%, 06/05/2020		$5,500	6,238
6.875%, 03/17/2036		2,496	3,043
6.750%, 04/03/2018		1,374	1,478
6.750%, 05/30/2040		1,889	2,303
6.625%, 02/17/2045		2,548	3,094
6.300%, 02/14/2018	TRY	1,090	366
6.250%, 09/26/2022		$2,410	2,725
5.750%, 03/22/2024		801	893
5.625%, 03/30/2021		742	809
5.125%, 03/25/2022		2,063	2,206
4.875%, 10/09/2026		504	531
4.875%, 04/16/2043		673	657

SEI Institutional International Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.250%, 04/14/2026		$1,978	$2,008
3.000%, 08/02/2023	TRY	6,638	2,430
TC Ziraat Bankasi
4.750%, 04/29/2021 (B)		$561	571
4.250%, 07/03/2019 (B)		1,440	1,460
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,746

			108,917

Ukraine — 1.7%
Government of Ukraine
7.750%, 09/01/2019		109	107
7.750%, 09/01/2019 (A)(B)		1,379	1,359
7.750%, 09/01/2020 (A)(B)		2,684	2,624
7.750%, 09/01/2020		535	523
7.750%, 09/01/2021 (A)(B)		936	910
7.750%, 09/01/2021		516	502
7.750%, 09/01/2022		516	499
7.750%, 09/01/2022 (A)(B)		3,651	3,530
7.750%, 09/01/2023		516	497
7.750%, 09/01/2023 (A)(B)		930	895
7.750%, 09/01/2024		2,866	2,744
7.750%, 09/01/2024 (B)		730	699
7.750%, 09/01/2025 (A)(B)		2,627	2,503
7.750%, 09/01/2025		400	381
7.750%, 09/01/2026 (A)(B)		920	872
7.750%, 09/01/2026		1,810	1,715
7.750%, 09/01/2027 (B)		1,773	1,676
7.750%, 09/01/2027		1,090	1,030
3.277%, 05/31/2040 (B)(C)		1,406	455
0.000%, 05/31/2040 (C)		953	309
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (B)		1,711	1,663

			25,493

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/2037		1,800	1,971
MAF Global Securities
7.125%, 10/29/2049 (C)		2,490	2,588

			4,559

Uruguay — 0.7%
Republic of Uruguay PIK
7.875%, 01/15/2033		3,244	4,416
Republic of Uruguay
5.100%, 06/18/2050		4,339	4,317
4.375%, 10/27/2027		1,443	1,523
4.125%, 11/20/2045		458	413

			10,669

Venezuela — 1.1%
Petroleos de Venezuela
6.000%, 05/16/2024		1,428	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 05/16/2024	$9,465	$3,347
6.000%, 11/15/2026	3,864	1,347
5.500%, 04/12/2037	4,700	1,610
5.250%, 04/12/2017	1,162	729
5.250%, 04/12/2017	156	98
Republic of Venezuela
13.625%, 08/15/2018	144	83
13.625%, 08/15/2018	1,716	1,078
11.950%, 08/05/2031	1,982	932
11.750%, 10/21/2026	2,515	1,195
9.375%, 01/13/2034	6,301	2,725
9.250%, 09/15/2027	1,313	633
9.250%, 05/07/2028	445	191
8.250%, 10/13/2024	1,319	551
8.250%, 10/13/2024	562	234
8.250%, 10/13/2024	500	209
7.750%, 10/13/2019	661	296
7.650%, 04/21/2025	3,131	1,276

		17,039

Vietnam — 0.1%
Republic of Vietnam
4.800%, 11/19/2024 (B)	1,026	1,056
4.800%, 11/19/2024	200	206

		1,262

Zambia — 0.2%
Republic of Zambia
8.970%, 07/30/2027	1,138	985
8.970%, 07/30/2027 (B)	1,060	917
8.500%, 04/14/2024	272	236
8.500%, 04/14/2024 (B)	436	379
5.375%, 09/20/2022	721	562

		3,079

Total Global Bonds (Cost $1,488,131) ($ Thousands)		1,452,281

LOAN PARTICIPATIONS — 0.1%
Singapore — 0.0%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (C)(E)(G)(H)	262	131
Morton Bay
6.220%, 12/31/2013 (G)(H)	3,158	–

		131

Venezuela — 0.1%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018	1,300	1,318

Total Loan Participations (Cost $4,695) ($ Thousands)		1,449

10	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
0.430% **†(I)	40,332,397	$40,332

Total Affiliated Partnership (Cost $40,332) ($ Thousands)		40,332

Total Investments — 98.9% (Cost $1,533,158) ($ Thousands) @		$1,494,062

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Euro-Bund Index	(59)	Sep-2016	$(271)
Euro-Buxl Index	(25)	Sep-2016	(520)
Korea 10-Year Bond	19	Sep-2016	22
Korea 3-Year Bond	85	Sep-2016	19
JSE Bond Future R186	616	Aug-2016	140
JSE Bond Future R207	650	Aug-2016	59
JSE Bond Future R208	670	Aug-2016	73
U.S. 10-Year Treasury Note	(77)	Sep-2016	(233)
U.S. 5-Year Treasury Note	(27)	Sep-2016	(63)
U.S. Ultra Long Treasury Bond	16	Sep-2016	202

			$(572)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/01/16-07/13/16	USD	6,135	INR	412,603	$(28)
07/01/16-09/30/16	USD	11,288	PHP	528,655	(93)
07/01/16-09/21/16	USD	33,695	IDR	456,618,917	742
07/01/16-09/21/16	USD	81,659	EUR	72,700	(834)
07/01/16-09/21/16	EUR	115,820	USD	129,644	885
07/01/16-07/13/16	INR	390,000	USD	5,779	5
07/01/16-05/23/17	IDR	433,476,294	USD	32,034	(567)
07/05/16-09/02/16	BRL	184,695	USD	51,730	(5,397)
07/06/16-09/21/16	USD	13,798	HUF	3,806,483	(397)
07/06/16-08/31/16	USD	15,685	KRW	18,055,929	(24)
07/06/16-09/21/16	USD	15,866	PLN	61,895	(260)
07/06/16-09/02/16	USD	26,397	BRL	92,959	2,293
07/06/16-09/21/16	USD	30,371	ZAR	477,209	1,944
07/06/16-09/21/16	USD	38,466	MXN	706,416	(346)
07/06/16-09/21/16	PLN	69,170	USD	17,543	100
07/06/16-09/21/16	MXN	600,971	USD	32,315	(91)
07/06/16-09/21/16	ZAR	765,565	USD	49,604	(2,286)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/06/16-09/21/16	HUF	4,597,416	USD	16,550	$362
07/06/16-09/21/16	KRW	30,523,683	USD	26,142	(319)
07/08/16-09/21/16	USD	39,487	THB	1,396,345	226
07/08/16-07/25/16	THB	540,520	USD	15,214	(166)
07/11/16-09/21/16	USD	10,855	RON	43,001	(287)
07/12/16-08/24/16	USD	8,486	TWD	272,700	(14)
07/12/16-03/15/17	USD	17,617	RUB	1,176,772	588
07/12/16-09/21/16	TWD	454,900	USD	13,916	(223)
07/12/16-09/21/16	RUB	1,796,968	USD	26,810	(1,158)
07/13/16-09/21/16	TRY	105,914	USD	34,969	(1,378)
07/14/16-09/14/16	USD	5,189	SGD	7,000	12
07/14/16-09/21/16	SGD	32,170	USD	23,533	(359)
07/22/16-08/10/16	USD	6,075	PEN	20,342	101
07/22/16-08/16/16	COP	6,505,247	USD	2,167	(58)
07/25/16	RON	1,494	EUR	331	1
07/25/16	EUR	7,761	RON	35,007	(23)
07/26/16-09/21/16	USD	10,918	CLP	7,463,117	306
07/26/16-09/21/16	EUR	18,390	PLN	81,280	44
07/26/16-09/21/16	USD	28,443	MYR	115,744	522
07/26/16-09/21/16	PLN	36,177	EUR	8,120	(90)
07/26/16-07/26/16	CLP	5,697,777	USD	8,259	(330)
07/28/16-09/21/16	MYR	44,559	USD	10,803	(346)
07/29/16	KES	127,000	USD	1,122	(129)
08/10/16-08/17/16	USD	3,544	NGN	862,445	(513)
08/10/16-09/07/16	PEN	34,057	USD	10,019	(290)
08/10/16-08/17/16	NGN	797,310	USD	3,194	392
08/15/16-09/15/16	HUF	4,323,574	EUR	13,765	100
08/16/16-09/21/16	USD	25,236	COP	77,426,816	963
08/18/16-09/21/16	USD	46,355	TRY	136,930	592
08/26/16	USD	5,492	ILS	21,120	—
08/26/16	ILS	21,120	USD	5,610	118
08/31/16	GBP	3,998	USD	5,949	603
08/31/16	USD	5,367	GBP	3,998	(22)
09/15/16-09/21/16	EUR	10,538	HUF	3,336,709	11
09/21/16	RON	11,107	USD	2,752	17
09/21/16-02/15/17	CNY	119,764	USD	17,841	36
11/30/16	ARS	15,714	USD	865	(107)

					$(5,172)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays PLC	$(31,168)	$31,500	$332
Brown Brothers Harriman	(338)	337	(1)
BT Brokerage	(100,935)	99,764	(1,171)
Citigroup	(360,241)	358,229	(2,012)
Deutsche Bank	(6,900)	6,888	(12)

SEI Institutional International Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Goldman Sachs	$(218,316)	$219,792	$1,476
HSBC	(25,615)	24,339	(1,276)
JPMorgan Chase Bank	(355,478)	353,004	(2,474)
Merrill Lynch	(642)	541	(101)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

UBS	$(7,383)	$7,450	$67

			$(5,172)

For the period ended June 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at June 30, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citibank	0.35%	6-Month CZK - PRIBOR	06/27/21	CZK	15,000	$(2)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/29	ZAR	52,000	113
Goldman Sachs	3-Month COP - COOIS	7.23%	05/04/26	COP	3,031,228	(12)
Goldman Sachs	28-Day MXN - TIIE	6.17%	03/05/26	MXN	47,200	25
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/08/25	MXN	16,624	13
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/25	MXN	23,145	34
Goldman Sachs	3.45%	6-Month HUF - BUBOR	05/11/25	HUF	800,000	(364)
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	23,000	15
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/23	ZAR	10,000	1
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/23	BRL	5,012	(141)
Goldman Sachs	1-Day BRL - CETIP	11.99%	01/02/23	BRL	3,000	(16)
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/22	MXN	75,956	44
Goldman Sachs	28-Day MXN - TIIE	5.63%	06/11/21	MXN	63,409	(17)
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	05/24/21	CZK	30,000	(10)
Goldman Sachs	3-Month MYR - KLIBOR	3.74%	03/23/21	MYR	10,300	19
Goldman Sachs	28-Day MXN - TIIE	5.37%	03/17/21	MXN	46,500	(12)
Goldman Sachs	CFETS 7-Day China Fixing Repo Rates	2.49%	02/04/21	CNY	18,000	(5)
Goldman Sachs	1-Day BRL-CDI	12.73%	01/04/21	BRL	10,608	85
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/20	CZK	90,000	(61)
Goldman Sachs	3-Month MYR - KLIBOR	4.37%	12/15/20	MYR	12,000	101
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	42,000	(16)
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	25,000	(13)
Goldman Sachs	1-Day BRL - CETIP	13.39%	01/02/19	BRL	14,395	107
Goldman Sachs	1-Day BRL - CETIP	13.42%	01/02/19	BRL	19,336	149
Goldman Sachs	CFETS 7-Day China Fixing Repo Rates	2.64%	04/27/18	CNY	49,000	31
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/18	BRL	9,833	(54)
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/18	BRL	3,338	(16)
Goldman Sachs	1-Day BRL - CETIP	12.86%	01/02/18	BRL	35,816	(9)
Goldman Sachs	1-Day BRL - CETIP	13.27%	01/02/17	BRL	27,961	(29)
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/16	HUF	3,073,496	(193)
JPMorgan Chase Bank	28-Day MXN - TIIE	6.13%	06/18/26	MXN	40,000	3
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	300,000	(237)
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	06/17/21	HUF	654,998	(16)
JPMorgan Chase Bank	3-Month MYR - KLIBOR	3.72%	06/08/21	MYR	13,000	20
JPMorgan Chase Bank	CFETS 7-Day China Fixing Repo Rates	2.83%	05/09/21	CNY	8,000	16
JPMorgan Chase Bank	0.39%	6-Month CZK - PRIBOR	04/04/21	CZK	25,000	(6)
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/21	CZK	61,000	(1)
JPMorgan Chase Bank	7.16%	Columbia Overnight Interbank Reference Rate	02/11/21	COP	10,000,000	(101)
JPMorgan Chase Bank	CFETS 7-Day China Fixing Repo Rates	2.44%	01/26/21	CNY	17,000	(11)
JPMorgan Chase Bank	7.11%	Columbia Overnight Interbank Reference Rate	01/22/21	COP	9,929,262	(93)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30,000	(12)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/20	CZK	140,000	(56)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	250,000	(115)
JPMorgan Chase Bank	6.96%	Columbia Overnight Interbank Reference Rate	11/17/17	COP	28,888,912	46
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	5,732,291	(176)

						$(972)

12	SEI Institutional International Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Continued)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3 Month USD LIBOR	9.25%	09/14/17	TRY	28,254	$72

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, are as follows:
Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	United Mexican States	Sell	1.00	6/20/26	$(1,200)	$(6)

For the period ended June 30, 2016, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,510,404 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2016.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $38,748 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $162,336 ($ Thousands), 10.7% representing of the net assets of the Fund.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Security is in default on interest payment.

(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2016 was $588 ($ Thousands) and represented 0.0% of Net Assets.

(H)	Securities considered illiquid. The total value of such securities as of June 30, 2016 was $588 ($ Thousands) and represented 0.0% of Net Assets.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $40,332 ($ Thousands).

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $1,533,158 ($ Thousands), and the unrealized appreciation and depreciation were $54,715 ($ Thousands) and $(93,811) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CFETS — China Foreign Exchange Trade System

CLP — Chilean Peso

CNY — Chinese Renminbi

COOIS — Colombia Overnight Interbank Reference Rate

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

THB — Thai Baht

TIIE — Equilibrium Interbank Offered Rate

TRY — New Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value at 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$20,810	$150,598	$(131,076)	$—	$—	$40,332	$125

SEI Institutional International Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Emerging Markets Debt Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Global Bonds	$–	$1,451,824	$457	$1,452,281
Loan Participations	–	1,318	131	1,449
Affiliated Partnership	–	40,332	–	40,332

Total Investments in Securities	$–	$1,493,474	$588	$1,494,062

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$515	$—	$—	$515
Unrealized Depreciation	(1,087)	—	—	(1,087)
Forwards Contracts *
Unrealized Appreciation	—	10,963	—	10,963
Unrealized Depreciation	—	(16,135)	—	(16,135)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	822	—	822
Unrealized Depreciation	—	(1,794)	—	(1,794)
Cross Currency Swaps *
Unrealized Appreciation	—	72	—	72
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(6)	—	(6)

Total Other Financial Instruments	$(572)	$(6,078)	$—	$(6,650)

(1) Of the $588 ($ Thousands) in Level 3 securities as of June 30, 2016, $588 ($ Thousands) or 0.04% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional International Trust / Quarterly Report / June 30, 2016

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: August 29, 2016